Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	COATES INTERNATIONAL LTD \DE\
Entity Central Index Key	0000948426
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 13,303	$ 52,955
Inventory, net	111,115	387,483
Deferred offering costs	16,207	33,969
Total Current Assets	140,625	474,407
Property, plant and equipment, net	2,241,847	2,303,073
Deferred licensing costs, net	55,299	59,583
Total Assets	2,437,771	2,837,063
Liabilities and Stockholders Deficiency
Accounts payable and accrued liabilities	1,797,439	1,304,309
Deferred stock-based compensation payable	1,911,775	451,800
Mortgage loan payable	1,575,000	1,630,000
Promissory notes to related parties	507,694	447,440
Derivative liability related to convertible promissory notes	135,263	243,306
Convertible promissory notes, net of unamortized discount	77,363	111,775
Unearned revenue	19,124	29,124
10% Convertible note	10,000	10,000
Total Current Liabilities	6,033,658	4,227,754
License deposits	341,400	360,600
Total Liabilities	6,375,058	4,588,354
Stockholders Deficiency
Preferred Stock, $0.001 par value, 100,000,000 shares authorized, 72,883 and 72,883 shares issued and outstanding at December 31, 2012 and 2011, respectively	73	73
Common Stock, $0.0001 par value, 1,000,000,000 shares authorized, 305,078,818 and 284,127,846 shares issued and outstanding at December 31, 2012 and 2011, respectively	30,508	28,413
Additional paid-in capital	27,259,253	24,917,261
Accumulated deficit	(31,227,121)	(26,697,038)
Total Stockholders Deficiency	(3,937,287)	(1,751,291)
Total Liabilities and Stockholders Deficiency	$ 2,437,771	$ 2,837,063

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	100,000,000	100,000,000
Preferred stock, issued shares	72,883	72,883
Preferred stock, outstanding shares	72,883	72,883
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	1,000,000,000	1,000,000,000
Common stock, issued shares	305,078,818	284,127,846
Common stock, outstanding shares	305,078,818	284,127,846

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations
Sales		$ 125,000
Costs of Goods Sold		65,446
Gross Margin		59,554
Revenue from research and development		150,000
Sublicensing fee revenue	19,200	14,400
Total Revenues	19,200	223,954
Expenses:
Research and development costs	825,504	359,463
General and administrative expenses	3,332,205	2,090,198
Depreciation and amortization	65,509	69,891
Total expenses	4,223,218	2,519,552
Loss from Operations	(4,204,018)	(2,295,598)
Other Income (Expense):
Decrease (Increase) in estimated fair value of embedded derivative liabilities	130,146	(165,472)
Other income	60,000
Total other income (expense)	190,146	(165,472)
Interest expense, net	(516,211)	(530,495)
Loss Before Income Taxes	(4,530,083)	(2,991,565)
Provision for income taxes
Net Loss	$ (4,530,083)	$ (2,991,565)
Basic net loss per share	$ (0.01)	$ (0.01)
Basic weighted average shares outstanding	302,946,983	280,953,780
Diluted net loss per share	$ (0.01)	$ (0.01)
Diluted weighted average shares outstanding	302,946,983	280,953,780

Consolidated Statements of Stockholders' Deficit (USD $)	Series A Preferred Stock	Common Stock, $0.0001 par value per share	Additional Paid-In Capital	Accumulated Deficit	Total
Begining Balance, Amount at Dec. 31, 2010	$ 14	$ 27,591	$ 22,553,853	$ (23,705,473)	$ (1,124,015)
Begining Balance, Shares at Dec. 31, 2010	14,001	275,906,253
Issuance of Series A Preferred Stock to George J. Coates,Share	58,882
Issuance of Series A Preferred Stock to George J. Coates,Amount	59		147,109		147,168
Issuance of common stock to son of a director, share		1,930,036
Issuance of common stock to son of a director, amount		193	524,807		525,000
Stock-based compensation expense			432,000		432,000
Issuance of common stock to director,Share		200,000
Issuance of common stock to director,Amount		20	49,980		50,000
Conversion of convertible promissory notes to common stock,Share		3,046,480
Conversion of convertible promissory notes to common stock,Amount		304	349,656		349,960
Issuance of common stock in satisfaction of promissory notes to related parties, Share		3,035,077
Issuance of common stock in satisfaction of promissory notes to realated party, Amount		304	517,529		517,833
Issuance of common stock under equity line of credit,Share		10,000
Issuance of common stock under equity line of credit,Amount		1	1,489		1,490
Beneficial Conversion Feature on convertible promissory notes			325,055		325,055
Adjustment of embedded derivative liability related to convertible promissory notes			15,783		15,783
Net loss for the Year				(2,991,565)	(2,991,565)
Ending Balance, Amount at Dec. 31, 2011	73	28,413	24,917,261	(26,697,038)	(1,751,291)
Ending Balance, Shares at Dec. 31, 2011	72,883	284,127,846
Stock-based compensation expense			713,932		713,932
Issuance of common stock to director,Share		551,281
Issuance of common stock to director,Amount		55	34,945		35,000
Conversion of convertible promissory notes to common stock,Share		8,415,515
Conversion of convertible promissory notes to common stock,Amount		842	371,348		372,190
Issuance of common stock in satisfaction of promissory notes to related parties, Share		3,547,279
Issuance of common stock in satisfaction of promissory notes to realated party, Amount		354	231,413		231,767
Issuance of common stock to Dutchess Opportunity Fund II, LP,share		2,256,677
Issuance of common stock to Dutchess Opportunity Fund II, LP,Amount		226	258,496		258,722
Issuance of common stock and warrants to son of a director,share		5,747,560
Issuance of common stock and warrants to son of a director,Amount		575	379,149		379,724
Issuance or common stock to George J. Coates under anti-dilution arrangements,share		18,593,313
Issuance or common stock to George J. Coates under anti-dilution arrangements,Amount		1,859	1,609,909		1,611,768
Common stock awarded to officers and directors,share		1,960,000
Common stock awarded to officers and directors,Amount		196	301,004		301,200
Cancellation of common stock previously issued to George J. Coates,share		(20,120,653)
Cancellation of common stock previously issued to George J. Coates,Amount		(2,012)	(1,750,996)		(1,753,008)
Beneficial Conversion Feature on convertible promissory notes			192,792		192,792
Net loss for the Year				(4,530,083)	(4,530,083)
Ending Balance, Amount at Dec. 31, 2012	$ 73	$ 30,508	$ 27,259,253	$ (31,227,121)	$ (3,937,287)
Ending Balance, Shares at Dec. 31, 2012	72,883	305,078,818

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Cash Flows
Net loss for the Year	$ (4,530,083)	$ (2,991,565)
Stock based compensation expense	2,388,307	1,030,968
Accrued interest not paid	410,144	403,561
Provision for slow moving and obsolete inventory	235,942
(Decrease) Increase in fair value of embedded derivative liabilities	(130,146)	165,472
Depreciation and amortization	65,509	69,891
Amortization of financing costs	11,822	4,269
Non-cash licensing revenues	(19,200)	(14,400)
Recognition of unearned revenues	(10,000)	(125,000)
Cost of sales not requiring an outlay of cash		53,473
Research & development expenses not requiring an outlay of cash		17,764
Changes in Operating Assets and Liabilities
Interest reserve account - restricted		1,643
Accounts Receivable	(10)	11,440
Inventory		44,516
Deferred Financing Costs		(47,238)
Accounts Payable and accrued liabilities	469,586	27,408
Unearned revenue		10,000
Net Cash (Used in) Operating Activities	(1,108,129)	(1,337,798)
Net Cash Provided by (Used in) Investing Activities
Cash Flows Provided by (Used in) Financing Activities:
Issuance of common stock and warrants	355,000	525,000
Issuance of common stock to director	35,000	50,000
Issuance of common stock under equity line of credit	258,722	1,490
Issuance of convertible promissory notes	244,500	367,000
Issuance of promissory notes to related parties	270,755	556,595
Repayment of promissory notes to related party	(40,500)	(142,692)
Release from Interest reserve		60,000
Repayment of Mortgage Loan	(55,000)	(80,000)
Net Cash Provided by Financing Activities	1,068,477	1,337,393
Net Decrease in Cash	(39,652)	(405)
Cash, beginning of period	52,955	53,360
Cash, end of period	13,303	52,955
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	112,029	138,516
Supplemental Disclosure of Non-cash Financing Activities:
Conversion of convertible promissory notes	372,190	349,960
Conversion of promissory notes to related parties	231,768	517,833
TOTAL	$ 603,958	$ 867,793

1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Coates International, Ltd. is a Delaware corporation organized in October 1991 as successor-in-interest to a Delaware corporation of the same name incorporated in August 1988. Coates International, Ltd. and its majority-owned subsidiaries Coates Oklahoma Engine Manufacturing, Ltd. (“Coates Oklahoma”) and Coates Hi-Tech Engines, Ltd. (Coates Hi-Tech”) (collectively, the “Company”) operate in Wall Township, New Jersey. The Company’s majority-owned subsidiaries had not commenced operations as of December 31, 2012.

The Company has acquired the exclusive licensing rights for the Coates spherical rotary valve (“CSRV”) system technology in North America, Central America and South America (the “CSRV License”). The CSRV system technology has been developed over a period of more than 20 years by the Company’s founder George J. Coates and his son Gregory Coates. The CSRV system technology is adaptable for use in piston-driven internal combustion engines of many types and has been patented in the United States and numerous countries throughout the world.

The CSRV system technology is designed to replace the intake and exhaust conventional “poppet valves” currently used in almost all piston-driven, automotive, truck, motorcycle, marine and electric power generator engines, among others. Unlike conventional valves which protrude into the engine cylinder, the CSRV system technology utilizes spherical valves that rotate in a cavity formed between a two-piece cylinder head. The CSRV system technology utilizes significantly fewer moving parts than conventional poppet valve assemblies. As a result of these design improvements, management believes that engines incorporating the CSRV system technology (“Coates Engines”) will last significantly longer and will require less lubrication over the life of the engine, as compared to conventional engines. In addition, CSRV Engines can be designed with larger openings into the engine cylinder than with conventional valves so that more fuel and air can be inducted into, and expelled from, the cylinder in a shorter period of time. Larger valve openings permit higher revolutions-per-minute (RPM’s) and permit higher compression ratios with lower combustion chamber temperatures, allowing the Coates Engine to produce more power than equivalent conventional engines. The extent, to which higher RPM’s, greater volumetric efficiency and thermal efficiency can be achieved with the CSRV system technology, is a function of the engine design and application.

Coates Hi-Tech was formed in 2012 for the purpose of applying for a package of business, finance and tax benefit incentives from state and local municipalities. Certain states and their municipalities generally will offer such incentives to companies as an inducement to establish manufacturing operations within their jurisdiction, resulting in a stimulus to their economy and the creation of new jobs. Should the Company accept such an incentive package and decide to locate its manufacturing operations in a particular state, it would be required to raise substantial new working capital to carry out such an undertaking.

Coates Oklahoma was formed in 2011 for the purpose of applying for a package of business, finance and tax benefit incentives. Oklahoma generally will offer such incentives to companies as an inducement to establish manufacturing operations in Oklahoma, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in Oklahoma, it would be required to raise substantial new working capital to carry out this undertaking.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and rules and regulations of the Securities and Exchange Commission (the “SEC”).

Since the Company’s inception, the Company has been responsible for the development costs of the CSRV technology in order to optimize the value of the licensing rights and has incurred related operational costs, the bulk of which have been funded primarily through cash generated from sales of stock, short term promissory notes, capital contributions, loans made by George J. Coates, Bernadette Coates and certain directors, fees received from research and development of prototype models, licensing fees and a small number of CSRV engine generator sales. The Company has incurred substantial cumulative losses from operations since its inception. Losses from operations are expected to continue until the Coates Engines are successfully introduced into and accepted in the marketplace, or the Company receives substantial licensing revenues. These losses from operations were substantially related to research and development of the Company’s intellectual property rights, patent filing and maintenance costs and general and administrative expenses.

As shown in the accompanying consolidated financial statements, the Company has incurred recurring losses from operations and, as of December 31, 2012, had a stockholders’ deficiency of ($3,937,000). The Company will be required to renegotiate the terms of an extension of a $1,575,000 mortgage loan which matures in July 2013, or successfully refinance the property with another mortgage lender, if possible. Failure to do so could adversely affect the Company’s financial position and results of operations. In addition, the current economic environment, which is characterized by tight credit markets, investor uncertainty about how to safely invest their funds and low investor confidence, has introduced additional risk and difficulty to the Company’s challenge to secure needed additional working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management has instituted a cost control program intended to restrict variable costs to only those expenses that are necessary to complete its activities related to entering the production phase of operations, develop additional commercially feasible applications of the CSRV system technology, seek additional sources of working capital and cover general and administrative costs in support of such activities. The Company has been actively undertaking efforts to secure new sources of working capital. At the December 31, 2012, the Company had negative working capital of ($5,893,000) compared with negative working capital of ($3,753,000) at the end of 2011.

 During the years ended December 31, 2012 and 2011, the Company raised $1,123,000 and $1,357,000, respectively, of new working capital from the following:

Description	2012	2011
Sales of shares of common stock and warrants to the son of a director	$355,000	$525,000
Sales of common stock to a director	35,000	50,000
Sales of common stock under equity line of credit	259,000	1,000
Issuance of convertible promissory notes	244,000	367,000
Issuance of promissory notes to related parties, net of repayments	230,000	414,000
	$1,123,000	$1,357,000

For the year ended December 31, 2011, the Company also received cash from research and development of $150,000 and earned gross profit of $60,000 from the sale of a CSRV electric power, engine generator.

In the fourth quarter of 2011, the Company identified cracks on the lower engine heads of its Gen Sets that resulted from a defect in the manufacturing by one of its suppliers. Based on testing of the Gen Set to confirm the Company’s resolution of this problem, management believes it has determined the cause of this cracked head condition. As soon as the Company raises sufficient working capital, it will procure new cast-steel head castings to resolve the cracked head problems with the engines originally shipped to Almont and undertake field testing of the generators, after which, it will begin larger scale production.

The Company continues to actively seek out new sources of working capital; however, there can be no assurance that it will be successful in these efforts. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Certain amounts included in the accompanying financials statements for the year ended December 31, 2011 have been reclassified in order to make them comparable to the amounts presented for the year ended December 31, 2012.

Principles of Consolidation

The financial statements of the Company were consolidated with the accounts of Coates Hi-Tech Engines, Ltd., a majority-owned subsidiary commencing in July 2012 and Coates Oklahoma Engine Manufacturing, Ltd., a majority-owned subsidiary commencing in August 2011. Neither of these companies had commenced operations at December 31, 2012. All significant intercompany transactions and accounts were eliminated in consolidation.

Revenue Recognition

Sales and cost of sales are recognized at the time of shipment, provided the risk of loss has transferred to the customer and collection of the sales price is reasonably assured. Shipping arrangements and costs are the responsibility of the customer.

Revenue from research and development activities is recognized when collection of the related revenues is reasonably assured and, when applicable, in accordance with Accounting Standards Update No. 2010-17, “Milestone Method of Revenue Recognition, a consensus of the FASB Emerging Issues Task Force”. This standard provides guidance on defining a milestone and permits recognition of revenue from research and development that is contingent upon achievement of one or more specified milestones defined in the research and development arrangements which meet specified criteria for such revenue recognition.

Unearned revenue represents a deposit from a customer for a CSRV Gen Set order. Revenue is recognized as described above.

Licensing deposits, which are non-refundable, received from the granting of sub-licenses, are recognized as earned, generally commencing upon the completion of certain tests and acceptance by the licensee. At that time, license revenue will be recognized ratably over the period of time that the sub-license has been granted using the straight-line method. Upon termination of a sub-license agreement, non-refundable license deposits, less any costs related to the termination of the sub-license agreement, are recognized as revenue. Revenue from research and development activities is recognized when earned and realization is reasonably assured, provided that financial risk has been transferred from the Company to its customer.

The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the approximate remaining life through 2027 of the last CSRV technology patent in force, at that date.

Research and Development

Research and development costs are expensed when incurred. For the year ended December 31, 2012, the Company charged $115,000 to expense for the estimated remediation costs for previously sold Gen Sets determined to have cracked heads.

Intellectual Property

Under a licensing agreement with George J. Coates and Gregory Coates, the Company obtained the rights to manufacture, use and sell the CSRV engine technology throughout the territory defined as the Western Hemisphere. In accordance with GAAP, the Company is not permitted to record a value for this intellectual property because it was obtained from principal stockholders, and, accordingly this intangible asset is not reflected in the accompanying consolidated financial statements.

Licensing Costs

Under the CSRV Licensing Agreement for the CSRV engine technology, the Company is responsible for all costs in connection with applying for, obtaining and maintenance of patents to protect the CSRV system technology. Such costs are expensed as incurred.

Advertising Costs

Advertising costs, which are included in general and administrative expenses, are expensed when incurred. Advertising expense amounted to $5,000 and $28,000 for the years ended December 31, 2012 and 2011, respectively.

Stock-Based Compensation

Compensation expense relating to stock-based payments is recognized as an expense using the fair value measurement method. Under the fair value method, the estimated fair value of awards to employees is charged to income on a straight-line basis over the requisite service period, which is the earlier of the employee’s retirement eligibility date or the vesting period of the award. The Company incurs non-cash, stock-based compensation expense for stock options awarded and for awards of restricted shares of its common stock under it 2006 Stock Option and Incentive Plan.

Deferred Stock-Based Compensation

Deferred stock-based compensation represents the estimated fair value of restricted shares of the Company’s common stock awarded to officers and directors, issuance of which has been delayed into the future, plus the estimated amount of the Company’s obligation to pay the personal income taxes of the award recipient.

Inventory

Inventory consists of raw materials and work-in-process, including overhead and is stated at the lower of cost or market determined by the first-in, first-out method. Inventory items designated as obsolete or slow moving are reduced to net realizable value. Market value is determined using current replacement cost.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the assets: 40 years for buildings and building improvements, 3 to 7 years for machinery and equipment and 5 to 10 years for furniture and fixtures. Repairs and maintenance expenditures, which do not extend the useful lives of the related assets, are expensed as incurred.

In the event that facts and circumstances indicate that long-lived assets may be impaired, an evaluation of recoverability is performed. Should such evaluation indicate that there has been an impairment of one or more long-lived assets, the cost basis of such assets would be adjusted accordingly, at that time.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized and are adjusted when conditions indicate that deferred assets will be realized. Income tax expense (benefit) is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The Company evaluates any uncertain tax positions for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. In the event recognition of an uncertain tax position is indicated, the Company measures the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. This process of evaluating and estimating uncertain tax positions and tax benefits requires the consideration of many factors, which may require periodic adjustments and which may not accurately forecast actual outcomes. Interest and penalties, if any, related to tax contingencies would be included in income tax expense.

Loss per Share

Basic net loss per share is based on the weighted average number of common shares outstanding without consideration of potentially dilutive shares of common stock. There were no shares of preferred stock outstanding with rights to share in the Company’s net income during the years ended December 31, 2012 and 2011. Diluted net income per share is based on the weighted average number of common and potentially dilutive common shares outstanding, when applicable.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These significant estimates include determining the fair value of convertible promissory notes containing embedded derivatives and variable conversion rates, determining a value for Series A Preferred Stock issued and certain limited anti-dilution rights granted to George J. Coates as more fully described in Note 17, assigning useful lives to the Company’s property, plant and equipment, determining an appropriate amount to reserve for obsolete and slow moving inventory, estimating a valuation allowance for deferred tax assets, assigning expected lives to, and estimating the rate of forfeitures of, stock options granted and selecting a trading price volatility factor for the Company’s common stock in order to estimate the fair value of the Company’s stock options on the date of grant or other appropriate measurement date. Actual results could differ from those estimates.

2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK

The Company maintains cash balances with one financial institution. Accounts at this institution are currently fully insured by the Federal Deposit Insurance Corporation.

The Company’s operations are devoted to the development, application and marketing of the CSRV system technology which was invented by George J. Coates, the Company’s founder, Chairman, Chief Executive Officer, President and controlling stockholder. Development efforts have been conducted continuously during this time. From July 1982 through May 1993, seven U.S. patents as well as a number of foreign patents were issued with respect to the CSRV system technology. Since inception of the Company in 1988, all aspects of the business have been completely dependent upon the activities of George J. Coates. The loss of George J. Coates’ availability or service due to death, incapacity or otherwise would have a material adverse effect on the Company's business and operations. The Company does not presently have any key-man life insurance in force for Mr. Coates.

The Company is highly dependent on Almont Energy Inc. (“Almont”) for cash flows, revenues and profits. Almont is the successor in interest under agreements with the Company including (i) a research and development agreement and an exclusive sub-licensing agreement covering the sale and distribution of natural gas fueled, industrial electric power CSRV engine generators (“Gen Sets”) for use in the generation of electrical power within the territory of Canada, and; (ii) the rights, subject to the provisions of a related escrow agreement, to an exclusive sub-licensing agreement covering the sale and distribution of Gen Sets for use in the generation of electrical power within the territory of the United States (the “Almont Agreements”). During the year ended December 31, 2011, the Company received a payment of $150,000 from Almont under these agreements. At December 31, 2012, Almont was obligated to the Company under the Almont Agreements for $5,847,000. In addition, Almont is also obligated to remit an additional $49 million toward the licensing fee provided for under the US License Agreement. It is not likely that Almont will be able to make additional payments of the Release Payment until the Company can raise sufficient new working capital to commence production and shipment of Gen Sets to Almont.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 3. FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash, Other Assets, Accounts Payable and Accrued Liabilities and Other Liabilities

 With the exception of convertible promissory notes, the carrying amount of these items approximates their fair value because of the short term maturity of these instruments. The convertible promissory notes are reported at their estimated fair value determined as described in more detail in Note 16.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

4. LICENSING AGREEMENT AND DEFERRED LICENSING COSTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 4. LICENSING AGREEMENT AND DEFERRED LICENSING COSTS

The Company holds a manufacturing, use, lease and sale license from George J. Coates and Gregory Coates for the CSRV system technology in the territory defined as the Western Hemisphere (the “License Agreement”). Under the License Agreement, George J. Coates and Gregory Coates granted to the Company an exclusive, perpetual, royalty-free, fully paid-up license to the intellectual property that specifically relates to an internal combustion engine that incorporates the CSRV system technology (the “CSRV Engine”) and that is currently owned or controlled by them (the “CSRV Intellectual Property”), plus any CSRV Intellectual Property that is developed by them during their employment with the Company. In the event of insolvency or bankruptcy of the Company, the licensed rights would terminate and ownership would revert back to George J. Coates and Gregory Coates.

Under the License Agreement, George J. Coates and Gregory Coates agreed that they will not grant any licenses to any other party with respect to the CSRV Intellectual Property.

At December 31, 2012 and 2011 deferred licensing costs, comprised of expenditures for patent costs incurred pursuant to the CSRV licensing agreement, net of accumulated amortization, amounted to $55,000 and $60,000, respectively. Amortization expense for the years ended December 31, 2012 and 2011 amounted to $4,000 and $4,000, respectively.

5. AGREEMENTS ASSIGNED TO ALMONT ENERGY INC.	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 5. AGREEMENTS ASSIGNED TO ALMONT ENERGY INC.

In 1999, the Company granted a sublicense to Well to Wire Energy, Inc. ("WWE"), an oil and gas company in Canada. This sublicense provides for a $5,000,000 license fee to be paid to the Company and covers the use of the CSRV system technology in the territory of Canada in the oil and gas industry (the “Canadian License”). A separate research and development agreement (“R&D Agreement”) provided for WWE to pay an additional $5,000,000 fee to the Company in consideration for the development and delivery of certain prototype engines. The Company completed development of the prototypes in accordance with this agreement at the end of 2007. The research and development agreement had not been reduced to the form of a signed, written agreement.

In 2008, the Company also entered into an escrow agreement with WWE that provides conditional rights to a second sublicense agreement between the Company and WWE for the territory of the United States (the “US License”). The US License had been deposited into an escrow account and the grant of the license will not become effective until the conditions for release from escrow are satisfied. The US License provides for a license fee of $50 million.

In early 2010, with the prior consent of the Company, WWE assigned the Canadian License and the rights to the US License, subject to the terms and conditions of the Escrow Agreement, to Almont, a privately held, independent third party entity based in Alberta, Canada.

The Escrow Agreement requires that Almont, as the assignee, make a payment (“Release Payment”) to the Company equal to the then remaining unpaid balance of the Canadian License licensing fee, the R&D Agreement fee and the down payment of $1,000,000 required under the US License. Almont and WWE had been making periodic nonrefundable payments to the Company to pay down the Release Payment, including a payment of $150,000 during the year ended December 31, 2011. It is not likely that Almont will be able to make additional payments of the Release Payment until the Company can raise sufficient new working capital to commence production and shipment of Gen Sets to Almont. At December 31, 2012, the remaining balance of the Release Payment was $5,847,000.

In connection with the assignment of the Canadian License and the rights to the US License, Almont has also assumed all of the obligations set forth in the escrow agreement between the Company and WWE, with the following modifications:

●	The Release Payment Date, as defined in the Escrow Agreement had been extended to March 19, 2012. In early 2012, we agreed to extend the Release Payment Date under the Escrow Agreement until March 2014 to compensate for the delay caused by the late delivery of Gen Sets. Provided that Almont remits this entire unpaid balance to the Company on or before the Release Payment Date, the US License will be released from escrow and granted to Almont. Almont is required to remit to the Company 60% of all monies it raises from future equity or debt transactions, exclusive of proceeds from equipment purchase financing transactions, until the Release Payment is paid in full.

●	Almont also became obligated to pay the $49 million balance of the US License Fee to the Company. Payment shall be made quarterly in an amount equal to 5% of Almont’s quarterly net profits. In addition, Almont is required to remit a portion of the proceeds it receives from equity or debt transactions, exclusive of equipment financing transactions to the Company until the entire balance of the US License fee is paid in full. However, the entire $49 million licensing fee is required to be paid on or before February 19, 2016.

To the extent that Almont is not successful or experiences delays in remitting the balance of the Release Payment, the Company’s cash flow, results of operations and financial condition will be adversely affected.

The Canadian License

The Canadian License exclusively sublicenses within Canada the use of the CSRV system technology for industrial engines designed to generate electrical power. Additional provisions of the Canadian License agreement are as follows:

●	Sublicensee shall have the exclusive right to use, lease and sell electric power generators designed with the CSRV system technology within Canada.
●	Sublicensee will have a specified right of first refusal to market the electric power generators worldwide.
●	Upon commencement of the production and distribution of the electric power generators, the minimum annual number of generators to be purchased by Sublicensee in order to maintain exclusivity is 120. The Company has temporarily waived this provision due to the delay in delivery of Gen Sets. In the event Sublicensee fails to purchase the minimum 120 CSRV generator engines during any year, Sublicensee will automatically lose its exclusivity. In such a case, Sublicensee would retain non-exclusive rights to continue to use and sell the CSRV generator engines in the territory of Canada. Until otherwise agreed between the parties, the price per generator shall be $159,000.
●	Sublicensee is required to pay a royalty to the Company equal to 5% of its annual modified gross profit (which has been defined as sales, less cost of sales, plus $400,000.
●	All licensed rights under this license agreement related to the CSRV system technology will remain with the Company.

The US License

The US License will, upon Almont satisfying the Release Payment, grant to Almont the right to use, sell and lease within the defined territory, Licensed Products manufactured by the Company which are designed to generate electrical power. Licensed Products consist of CSRV Valve Systems, CSRV Valve Seals, CSRV Rotary Valve Spheres, CSRV Valve Components and CSRV Engines. Almont is also obligated to pay a royalty to the Company equal to 2.5% of its annual modified gross profit (which has been defined as sales, less cost of sales, plus $400,000).

The manufacture of any Licensed Products by Sublicensee is prohibited. Sublicensee is required to procure all internal combustion engines incorporating the CSRV Valve System from the Company or its designee. The license granted to Sublicensee is exclusive within the Territory, provided that Sublicensee satisfies the minimum annual purchase commitment of 120 internal combustion engines incorporating the CSRV system technology, the Coates Engines and all component parts. The Company has temporarily waived this provision due to the delay in delivery of Gen Sets. The agreement also grants Sublicensee a right of first refusal in the event that the Company negotiates an offer with another third party for a worldwide license to use the Licensed Products for the generation of electrical power.

The business plan of Almont, which is highly dependent on its ability to raise sufficient additional working capital, is based on its projected assessment of the marketplace demand for industrial generators and projects Gen Set purchases of up to 11,000 CSRV Units per year over the next 5 years. The Company would not be able to accommodate that demand until it ramps up its production capacity, which would likely require several years, once it enters into large scale production. Almont intends to issue standard purchase orders, issued based on market and customer demand. The Company is unable to confirm any orders until we have sufficient working capital in place to manufacture generators on a larger scale. Almont plans to finance its purchases from cash flow and by way of project and/or equipment financing, proceeds from issuance of equity or corporate debt instruments and conventional bank financing.

6. NON-BINDING PRELIMINARY LETTER OF INTENT TO MERGE WITH S.W.T. IN CHINA	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6. NON-BINDING PRELIMINARY LETTER OF INTENT TO MERGE WITH S.W.T. IN CHINA

In May 2011, the Company entered into a non-binding letter of intent with S.W.T., an established heavy equipment manufacturer in China providing for the merger of the two companies. The parties have verbally agreed to discontinue further action towards a merger transaction. Neither party incurred any costs to terminate this relationship.

7. COOPERATION AGREEMENT WITH TONGJI UNIVERSITY OF CHINA	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7. COOPERATION AGREEMENT WITH TONGJI UNIVERSITY OF CHINA

The Company and the Coates Trust (collectively “Coates”) entered into a Cooperation Agreement with Tongji University of China (the “University”) for the purpose of enabling the University to undertake an evaluation and testing of the CSRV engine technology. The results of the evaluation and testing will be used to determine if, and to what extent, the engine technology could be applied in the manufacture and distribution of products in China. The Company is required to deliver to the University a 1600cc, 4-cylinder CSRV engine and a 1600cc, 4-cylinder poppet valve engine to facilitate comparison. The University is responsible for obtaining any required regulatory approvals in connection with the evaluation and testing activities. The costs and expenses of testing and evaluation of the engine shall be the responsibility of the University. The Company is required to provide technical assistance, as needed, to optimize the success of the evaluation and testing.

The University is to promptly furnish Coates with a copy of its findings. Provided the results of the evaluation and testing of the CSRV engines are deemed satisfactory, Coates will sublicense the CSRV technology to Chinese engine manufacturers for the territory to be defined in connection with any such licenses granted to Chinese manufacturers. The parties also entered into a Confidentiality and Non-Disclosure Agreement which provides for protection of the CSRV technical information and patents. The Coates Trust has expressed its intention to license the CSRV system technology rights to the Company for the territory to be defined in connection with any such licenses granted to Chinese manufacturers. To date, the terms of any such license have not been determined. At this time, the parties are not actively working on this cooperation agreement, but may agree to do so at some point in the future.

8. INVENTORY	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 8. INVENTORY

Inventory at December 31, consisted of the following:

	2012	2011
Raw materials	$439,000	$473,000
Work-in-process	59,000	65,000
Finished goods	-	-
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$111,000	$387,000

During the year ended December 31, 2012, the Company determined that components and parts inventory with a carrying value of $236,000 became obsolete and, accordingly, charged this amount to research and development expense, thereby increasing the reserve for slow-moving and obsolete inventory to $387,000.

9. INVESTMENT IN MAJORITY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 9. INVESTMENT IN MAJORITY-OWNED SUBSIDIARIES

Coates Hi-Tech Engines, Ltd. was formed in 2012 for the purpose of applying for a package of business, finance and tax benefit incentives in one or more states. The Company holds an approximately 66% interest in this company. Certain states generally will offer such incentives to companies as an inducement to establish manufacturing operations in their state, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in one or more of these states, it would be required to raise substantial new working capital to carry out this undertaking.

Coates Oklahoma was formed in 2011 for the purpose of applying for a package of business, finance and tax benefit incentives. The Company holds an approximately 66% interest in this company. Oklahoma generally will offer such incentives to companies as an inducement to establish manufacturing operations in Oklahoma, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in Oklahoma, it would be required to raise substantial new working capital to carry out this undertaking.

10. LICENSE DEPOSITS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 10. LICENSE DEPOSITS

License deposits, which are non-refundable, primarily relate to a $300,000 sublicense deposit received in prior years as a down payment on the Canadian License. The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the remaining life until 2027 of the last CSRV technology patent in force, at that date. Sublicensing fee revenue for the years ended December 31, 2012 and 2011 amounted to $19,000 and $14,000, respectively.

11. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 11. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at cost, less accumulated depreciation, consists of the following at December 31:

	2012	2011
Land	$1,235,000	$1,235,000
Building	964,000	964,000
Building improvements	83,000	83,000
Machinery and equipment	658,000	658,000
Furniture and fixtures	39,000	39,000
	2,979,000	2,979,000
Less: Accumulated depreciation	(737,000)	(676,000)
Total	$2,242,000	$2,303,000

Depreciation expense amounted to $61,000 and $66,000 for the years ended December 31, 2012 and 2011, respectively.

12. MORTGAGE LOAN PAYABLE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 12. MORTGAGE LOAN PAYABLE

The Company has a mortgage loan on the land and building that serves as its headquarters and research and development facility which bears interest at the rate of 7.5% per annum and which matures in July 2013. Interest expense for the years ended December 31, 2012 and 2011 on this mortgage amounted to $122,000 and $126,000, respectively. The loan requires monthly payments of interest, plus $5,000 which is being applied to the principal balance. The remaining principal balance at December 31, 2012 was $1,575,000. The Company will be required to renegotiate the terms of a further extension of the mortgage loan or successfully refinance the property with another mortgage lender, if possible. Failure to do so could adversely affect the Company’s financial position and results of operations.

The loan is collateralized by a security interest in all of the Company’s assets, the pledge of five million shares of common stock of the Company owned by George J. Coates, which were deposited into escrow for the benefit of the lender and the personal guarantee of George J. Coates. The Company is not permitted to create or permit any secondary mortgage or similar liens on the property or improvements thereon without prior consent of the lender. Up to $500,000 of the principal balance of the mortgage loan may be prepaid each year without penalty. A prepayment penalty of 2% of the outstanding loan amount would be imposed if the loan is repaid in full at or before maturity unless such prepayment funds are obtained from a permanent mortgage loan with the lender.

13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 are as follows:

	2012	2011
Legal and professional fees	$1,240,000	$1,043,000
Accrued compensation and benefits	175,000	140,000
General and administrative expenses	149,000	82,000
Accrued interest expense	118,000	39,000
Research and development costs	115,000	-
Total	$1,797,000	$1,304,000

14. PROMISSORY NOTES TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14 .PROMISSORY NOTES TO RELATED PARTIES

During the years ended December 31, 2012 and 2011, the Company issued, in a series of transactions, promissory notes to George J. Coates and received cash proceeds of $195,000 and $375,000, respectively, and repaid promissory notes in the aggregate principal amount of $31,000 and $125,000, respectively. The promissory notes are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly.

During the years ended December 31, 2012 and 2011, the Company issued, in a series of transactions, promissory notes to Bernadette Coates, spouse of George J. Coates and received cash proceeds of $76,000 and $12,000, respectively, and repaid promissory notes in the aggregate principal amount of $10,000 and $18,000, respectively. The promissory notes were payable on demand and provided for interest at the rate of 17% per annum, compounded monthly.

In December 2011, the Company issued promissory notes to two of the Company’s directors, Dr. Richard W. Evans and Dr. Frank J. Adipietro and received cash proceeds of $120,000 and $50,000, respectively. The promissory notes are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly. During the year ended December 31, 2012, by mutual agreement between the Company and Dr. Richard W. Evans, a promissory note due to him in the principal amount of $120,000, was converted into 2,000,000 restricted shares of the Company’s common stock. During the year ended December 31, 2012, by mutual agreement between the Company and Dr. Frank J. Adipietro, a promissory note due to him in the principal amount of $50,000, plus accrued interest thereon of $7,000 was converted into 639,939 restricted shares of the Company’s common stock.

During the year ended December 31, 2011, by mutual agreement between the Company and Dr. Richard W. Evans, a promissory note due to him in the principal amount of $100,000, plus accrued interest thereon of $31,000 was converted into 768,648 restricted shares of the Company’s common stock. During the year ended December 31, 2011, by mutual agreement between the Company and Dr. Frank J. Adipietro, a promissory note due to him in the principal amount of $150,000, plus accrued interest thereon of $38,000 was converted into 1,100,922 restricted shares of the Company’s common stock.

In March 2011, by mutual consent, promissory notes, due to The Coates Trust, a trust controlled by George J. Coates, in the aggregate principal amount of $180,000, plus accrued interest thereon of $18,000 were converted into 1,165,507 shares of the Company’s common stock.

15. 10% CONVERTIBLE NOTE TO RELATED PARTY	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 15. 10% CONVERTIBLE NOTE TO RELATED PARTY

The 10% Convertible Note, which is held by one of the Company’s directors, is convertible at the option of the holder, into shares of the Company’s common stock at an initial conversion rate that is determined by dividing the principal amount of the note being converted by $0.45. This convertible note is payable on demand. Interest shall accrue at the rate of 10% per annum and shall be payable at the time of repayment of principal. All interest shall be forfeited upon conversion, in which case the holder would be entitled to dividends declared, if any, on the Company’s common stock during the time the convertible note was outstanding. The Company has reserved 22,222 shares of its common stock for conversion of the remaining $10,000 balance of this note.

16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES

The Company entered into a series of securities purchase agreements (the “Purchase Agreements”) with an investor and issued convertible promissory notes, as follows:

Issued	Principal Amount	Stated Interest Rate	Maturity	Unamortized Discount at 12/31/12	Effective Interest Rate	Principal Balance, 12/31/12
February 2011	$32,000	8.00%	November 2011	$-	147%	-
May 2011	100,000	8.00%	February 2012	-	147%	-
July 2011	79,000	8.00%	April 2012	-	147%	-
September 2011	52,000	8.00%	June 2012	-	123%	-
October 2011	52,000	8.00%	July 2012	-	147%	-
November 2011	52,000	8.00%	August 2012	-	92%	-
January 2012	52,000	8.00%	October 2012	-	130%	-
April 2012	43,000	8.00%	January 2013	-	125%	-
June 2012	43,000	8.00%	March 2013	-	141%	12,000
August 2012	43,000	8.00%	May 2013	12,000	142%	43,000
September 2012	32,000	8.00%	June 2013	14,000	122%	32,000
November 2012	33,000	8.00%	August 2013	17,000	101%	33,000
	$613,000			$43,000		$120,000

At December 31, 2011, the principal amount of convertible promissory notes outstanding and the unamortized discount thereon was $235,000 and $83,000, respectively.

The promissory notes provide for interest at the rate of eight (8%) percent per annum and may be converted into unregistered shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the Notes, at the option of the holder. The Conversion Price shall be equal to 61% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The Notes also contain a prepayment option whereby the Company may make a payment to the holder equal to between 130% and 150% of the then outstanding unpaid principal, interest and any other amounts that might be due for penalties or any event of a default under the Notes during the 179-day period following the date of issuance of the Notes.

The 61% discounted Conversion Price establishes a beneficial conversion feature (“BCF”) which is required to be valued and accreted to interest expense over the six month minimum conversion period of the Convertible Notes. At December 31, 2012, the unamortized discount on the convertible promissory notes amounted to $43,000, which has been netted against the balance of the outstanding promissory notes in the accompanying consolidated balance sheet. For the years ended December 31, 2012 and 2011, the amount of interest expense resulting from accretion of the unamortized discount on the convertible promissory notes amounted to $295,000 and $330,000, respectively.

In accordance with GAAP, the conversion features associated with the convertible promissory notes represent derivatives. The estimated fair value of the embedded derivative liability is required to be remeasured at each balance sheet date. The estimated fair value of the embedded derivative liabilities related to promissory notes outstanding, was measured as the aggregate estimated fair value, based on Level 2 inputs, and amounted to $135,000 and $243,000, at December 31, 2012 and 2011, respectively. The income (expense) from the change in the estimated fair value of the embedded derivative liabilities amounted to $130,000 and ($165,000) for the years ended December 31, 2012 and 2011, respectively. This amount is included in the accompanying statements of operations as change in embedded derivative liability.

The embedded derivative liability arises because, based on historical trading patterns of the Company’s stock, the formula for determining the Conversion Rate is expected to result in a lower Conversion Rate than the closing price of the stock on the actual date of conversion (hereinafter referred to as the “Variable Conversion Rate Differential”. The estimated fair value of the derivative liabilities have been calculated based on a Black-Scholes option pricing model.

The Company made the private placement of these securities in reliance upon Section 4(2) of the Securities Act of 1933, as amended (the “Act”), Rule 506 of Regulation D, and the rules and regulations promulgated thereunder, and/or upon any other exemption from the registration requirements of the Act, as applicable.

17. CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 17. CAPITAL STOCK

Common Stock

The Company’s common stock is traded on the Over the Counter Bulletin Board (“OTCBB”) market system Pink Sheets under the ticker symbol COTE.

Effective January 1, 2012, a new anti-dilution arrangement was established, pursuant to which George J. Coates, majority shareholder, is to be issued one restricted share of common stock of the Company for each new share issued to any person or entity that is not a member of the Coates family.

During the year ended December 31, 2012:

●	The Company sold in a series of transactions, 5,557,375 restricted shares of its common stock, and 10,839,752 warrants to purchase one share of its common stock at exercise prices ranging from $0.045 to $0.12 per share and received proceeds of $355,000 from the son of a director. These transactions were private sales of unregistered, restricted securities pursuant to stock purchase agreements.

●	The Company issued 190,185 restricted shares of its common stock to the son of a director in consideration for 185,185 tradable shares of common stock which were utilized to pay for services.

●	The Company sold a total of 551,281 restricted shares of its common stock in consideration for $35,000 to Dr. Frank J. Adipietro, director. These transactions were private sales of unregistered, restricted securities pursuant to a stock purchase agreement.

●	The Company sold a total of 2,256,677 registered shares of its common stock under an equity line of credit with Dutchess Opportunity Fund II, LP and received proceeds of $259,000. (See Note 23.) There were no offering costs related to the sales of these shares.

●	In a series of transactions, $372,000 principal amount of convertible promissory notes, including $12,000 of accrued interest thereon were converted into 8,415,515 restricted shares of the Company’s common stock.

●	The Company issued 1,100,000 and 240,000 restricted shares of its common stock to Dr. Richard W. Evans and Dr. Frank J. Adipietro, directors, respectively. These shares were originally awarded as compensatory stock awards in 2011.

●	By mutual agreement, a $120,000 principal amount promissory note due to Dr. Richard W. Evans was converted into 2,000,000 restricted shares of the Company’s common stock.

●	By mutual agreement, a $50,000 principal amount promissory note, plus accrued interest thereon of $7,000, due to Dr. Frank J. Adipietro, was converted into 639,939 restricted shares of the Company’s common stock.

●	Under the anti-dilution arrangement which became effective January 1, 2012, George J. Coates was awarded 20,275,046 restricted shares of the Company’s common stock during the year ended December 31, 2012. Of this amount, 18,593,313 shares of common stock were initially issued throughout 2012. In December 2012, these shares were cancelled and restored to unissued status. The entire 20,275,046 shares of common stock awarded in 2012 were then reissued in January 2013. The estimated fair value of these shares was $1,674,000, which amount is included in stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2012.

During the year ended December 31, 2011:

●	The Company sold in a series of transactions, 1,930,035 restricted shares of its common stock, and 1,930,035 warrants to purchase one share of its common stock at exercise prices ranging from $0.25 to $0.35 per share and in consideration for $525,000 received from the son of a director. These transactions were private sales of unregistered, restricted securities pursuant to stock purchase agreements.

●	The Company sold 200,000 restricted shares of its common stock in consideration for $50,000 received from Dr. Richard W. Evans. This transaction was a private sale of unregistered, restricted securities pursuant to a stock purchase agreement.

●	In a series of transactions, $350,000 principal amount of convertible promissory notes, including $13,000 of accrued interest thereon were converted into 3,046,480 restricted shares of the Company’s common stock.

●	The Company sold 10,000 registered shares of its common stock under an equity line of credit with Dutchess Opportunity Fund II, LP and received proceeds of $1,000. (See Note 23.) There were no offering costs related to the sale of these shares.

●	The outstanding balance of promissory notes issued to The Coates Trust, a trust controlled by George J. Coates, totaling approximately $198,000, including accrued interest thereon, was converted into 1,165,507 restricted shares of the Company's common stock.

●	The outstanding balance of promissory notes issued to Richard W. Evans and Frank J. Adipietro, including accrued interest totaling approximately $131,000 and $188,000, respectively, were converted into 768,848 and 1,100,922 restricted shares, respectively, of the Company's common stock.

●	The Company granted a compensatory stock award of 620,000 restricted shares of its common stock to George J. Coates. These shares were initially issued and later cancelled and restored to unissued status in 2012. The estimated fair value of these shares was $87,000. This amount is included in deferred stock-based compensation payable in the accompanying balance at December 31, 2012.

At December 31, 2012, the Company had reserved 46,166,880 shares of its common stock to cover the potential conversion of convertible securities and exercise of stock options and warrants.

Preferred Stock and anti-dilution rights

The Company is authorized to issue 100,000,000 new shares of preferred stock, par value, $0.001 per share (the “Preferred Stock”). The Company may issue any class of the Preferred Stock in any series. The board shall have authority to establish and designate series, and to fix the number of shares included in each such series and the relative rights, preferences and limitations as between series, provided that, if the stated dividends and amounts payable on liquidation are not paid in full, the shares of all series of the same class shall share ratably in the payment of dividends including accumulations, if any, in accordance with the sums which would be payable on such shares if all dividends were declared and paid in full, and in any distribution of assets other than by way of dividends in accordance with the sums which would be payable on such distribution if all sums payable were discharged in full. Shares of each such series when issued shall be designated to distinguish the shares of each series from shares of all other series.

The board has designated 100,000 shares of preferred stock as Series A Preferred Stock, $0.001 par value per share. Each share of Series A Preferred Stock entitles the holder of record to the right to vote 10,000 shares of common stock with respect to all matters that are submitted to a vote of shareholders. The Series A Preferred Stock does not provide the holder any rights to share in dividends or any distribution of assets to any other shareholders of any other class of the Company’s securities in a liquidation or for any other purpose.

In order to enable the Company to raise needed working capital, an anti-dilution arrangement was established which authorized the issuance of shares of Series A Preferred Stock to George J. Coates to restore the Coates Family’s voting percentage upon any future issuance of new shares of the Company’s common stock as a result of a sale or conversion of securities into common stock (except that no Series A Preferred Stock shall be issued to George J. Coates to restore the Coates Family voting percentage in connection with any new shares of common stock issued upon sale or conversion of the Company’s securities pursuant to public offerings by the Company). This anti-dilution arrangement was terminated on December 31, 2011 and replaced with a new anti-dilution arrangement as previously described.

During the year ended December 31, 2011, 8,882 shares of Series A Preferred Stock were issued to George J. Coates pursuant to an anti-dilution agreement in effect and a compensatory award of 50,000 shares of Series A Preferred Stock was granted to George J. Coates resulting in the right to 588,820,000 aggregate additional votes.

Each issuance of shares of Series A Preferred Stock to George J. Coates did not have any effect on the share of dividends or liquidation value of the holders of the Company’s common stock. However, the voting rights of the holders of the Company’s common stock are diluted with each issuance.

In 2010, the Company arranged for an independent professional services firm to determine the estimated fair value of the shares of Series A Preferred Stock provided to Mr. Coates. Based on this estimated valuation, the aggregate estimated fair value of the Series A Preferred Stock provided to Mr. Coates in 2011 amounted to $147,000. This amount, which did not require any outlay of cash, was recorded as stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2011.

18. UNEARNED REVENUE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 18. UNEARNED REVENUE

The Company has received a non-refundable deposit of $19,000 from Almont in connection with its order for a natural gas fueled electric power CSRV engine generator, which is included in unearned revenue in the accompanying consolidated balance sheet at December 31, 2012.

19. SUBLICENSING FEE REVENUE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 19. SUBLICENSING FEE REVENUE

Sublicensing fee revenue for the year ended December 31, 2012 and 2011 amounted to $19,000 and $14,000, respectively. The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the approximate remaining life until 2027 of the last CSRV technology patent in force at that date.

20. OTHER INCOME	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 20. OTHER INCOME

Other income includes insurance proceeds of $50,000 related to business interruption losses caused by the superstorm known as Sandy in November 2012. These proceeds reimbursed costs incurred included in expenses in the accompanying statement of operations for the year ended December 31, 2012. The balance of the other income of $10,000 is from the recognition of non-refundable unearned income related to the termination of discussions with S.W.T.

21. INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 21. INCOME (LOSS) PER SHARE

At December 31, 2012, the Company had 36,658,370 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	5,607,000	$0.0600	-	5,607,000
Common stock options	1,800,000	0.2400	1,800,000	-
Common stock options	2,000,000	0.2500	2,000,000	-
Common stock options	50,000	0.3900	50,000	-
Common stock options	360,000	0.4000	360,000	-
Common stock options	100,000	0.4300	100,000	-
Common stock options	1,750,000	0.4400	1,750,000	-
Common stock options	30,000	1.0000	30,000	-
Common stock warrants	333,333	0.0450	N/A	N/A
Common stock warrants	400,000	0.0500	N/A	N/A
Common stock warrants	2,181,819	0.0550	N/A	N/A
Common stock warrants	2,000,000	0.0600	N/A	N/A
Common stock warrants	4,269,838	0.0625	N/A	N/A
Common stock warrants	571,529	0.0700	N/A	N/A
Common stock warrants	666,666	0.0900	N/A	N/A
Common stock warrants	416,667	0.1200	N/A	N/A
Common stock warrants	1,200,000	0.2500	N/A	N/A
Common stock warrants	833,333	0.2700	N/A	N/A
Common stock warrants	333,333	0.3000	N/A	N/A
Common stock warrants	153,846	0.3250	N/A	N/A
Common stock warrants	1,028,570	0.3500	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.4500	N/A	N/A
8% Convertible promissory notes	10,550,214	(1)	N/A	N/A
Total	36,658,370

(1) The principal amount of convertible promissory notes outstanding, none of which were eligible for conversion at December 31, 2012, was $120,000. The conversion rate is variable as it is equal to the average of the three lowest closing bid prices during the ten trading days prior to the date of conversion. The actual number of shares underlying these convertible instruments will likely vary from the number assumed above. The number of shares underlying these convertible notes was determined based on the three lowest closing bid prices during the ten trading days prior to December 31, 2012.

  At December 31, 2011, the Company had 13,053,057 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	1,800,000	$0.240	-	1,800,000
Common stock options	2,000,000	0.250	-	2,000,000
Common stock options	50,000	0.390	50,000	-
Common stock options	360,000	0.400	360,000	-
Common stock options	100,000	0.430	100,000	-
Common stock options	1,750,000	0.440	1,750,000	-
Common stock options	30,000	1.000	30,000	-
Common stock warrants	1,200,000	0.250	N/A	N/A
Common stock warrants	833,333	0.270	N/A	N/A
Common stock warrants	333,333	0.300	N/A	N/A
Common stock warrants	153,846	0.325	N/A	N/A
Common stock warrants	1,028,570	0.350	N/A	N/A
Common stock warrants	210,000	1.100	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.450	N/A	N/A
8% Convertible promissory notes	3,181,753	(1)	N/A	N/A
Total	13,053,057

(1) The principal amount of convertible promissory notes outstanding, none of which were eligible for conversion at December 31, 2011, was $235,000. The conversion rate is variable as it is equal to the average of the three lowest closing bid prices during the ten trading days prior to the date of conversion. The actual number of shares underlying these convertible instruments will likely vary from the number assumed above. The number of shares underlying the convertible notes outstanding at December 31, 2012 was determined based on the three lowest closing bid prices during the ten trading days prior to December 31, 2011.

For the years ended December 31, 2012 and 2011, none of the potentially issuable shares of common stock were assumed to be converted because the Company incurred a net loss in those years and the effect of including them in the calculation would have been anti-dilutive.

22. STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 22. STOCK OPTIONS

The Company’s 2006 Stock Option and Incentive Plan (the “Stock Plan”) was adopted by the Company’s board in October 2006. In September 2007, the Stock Plan, by consent of George J. Coates, majority shareholder, was adopted by our shareholders. The Stock Plan provides for the grant of stock-based awards to employees, officers and directors of, and consultants or advisors to, the Company and its subsidiaries, if any. Under the Stock Plan, the Company may grant options that are intended to qualify as incentive stock options (“incentive stock options”) within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), options not intended to qualify as incentive stock options (“non-statutory options”), restricted stock and other stock-based awards. Incentive stock options may be granted only to employees of the Company. A total of 12,500,000 shares of common stock may be issued upon the exercise of options or other awards granted under the Stock Plan. The maximum number of shares with respect to which awards may be granted during any one year to any employee under the Stock Plan shall not exceed 25% of the 12,500,000 shares of common stock covered by the Stock Plan.

The Stock Plan is administered by the board and the Compensation Committee. Subject to the provisions of the Stock Plan, the board and the Compensation Committee each has the authority to select the persons to whom awards are granted and determine the terms of each award, including the number of shares of common stock subject to the award. Payment of the exercise price of an award may be made in cash, in a “cashless exercise” through a broker, or if the applicable stock option agreement permits, shares of common stock or by any other method approved by the board or Compensation Committee. Unless otherwise permitted by the Company, awards are not assignable or transferable except by will or the laws of descent and distribution.

Upon the consummation of an acquisition of the business of the Company, by merger or otherwise, the board shall, as to outstanding awards (on the same basis or on different bases as the board shall specify), make appropriate provision for the continuation of such awards by the Company or the assumption of such awards by the surviving or acquiring entity and by substituting on an equitable basis for the shares then subject to such awards either (a) the consideration payable with respect to the outstanding shares of common stock in connection with the acquisition, (b) shares of stock of the surviving or acquiring corporation, or (c) such other securities or other consideration as the board deems appropriate, the fair market value of which (as determined by the board in its sole discretion) shall not materially differ from the fair market value of the shares of common stock subject to such awards immediately preceding the acquisition. In addition to, or in lieu of the foregoing, with respect to outstanding stock options, the board may, on the same basis or on different bases as the board shall specify, upon written notice to the affected optionees, provide that one or more options then outstanding must be exercised, in whole or in part, within a specified number of days of the date of such notice, at the end of which period such options shall terminate, or provide that one or more options then outstanding, in whole or in part, shall be terminated in exchange for a cash payment equal to the excess of the fair market value (as determined by the board in its sole discretion) for the shares subject to such stock options over the exercise price thereof. Unless otherwise determined by the board (on the same basis or on different bases as the board shall specify), any repurchase rights or other rights of the Company that relate to a stock option or other award shall continue to apply to consideration, including cash, that has been substituted, assumed or amended for a stock option or other award pursuant to these provisions. The Company may hold in escrow all or any portion of any such consideration in order to effectuate any continuing restrictions.

The board may at any time provide that any stock options shall become immediately exercisable in full or in part, that any restricted stock awards shall be free of some or all restrictions, or that any other stock-based awards may become exercisable in full or in part or free of some or all restrictions or conditions, or otherwise realizable in full or in part, as the case may be.

The board or Compensation Committee may, in its sole discretion, amend, modify or terminate any award granted or made under the Stock Plan, so long as such amendment, modification or termination would not materially and adversely affect the participant.

In June 2012, options to purchase 1,815,000, 3,125,000 and 667,000 shares of the Company’s common stock at an exercise price of $0.06 per share were granted to George J. Coates, Dr. Richard W. Evans and Dr. Frank J. Adipietro, respectively. These options become fully vested June 2013 and expire June 2027.

In August 2011, options to purchase 1,800,000 shares of the Company’s common stock at an exercise price of $0.24 per share were granted to Gregory Coates, director and son of George J. Coates. These options became vested in August 2012 and expire in August 2026.

In July 2011, options to purchase 1,800,000 shares of the Company’s common stock at an exercise price of $0.25 per share were granted to George J. Coates. These options became vested in July 2012 and expire in July 2026.

In February 2011, options to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.25 per share were granted to Dr. Richard W. Evans. These options became vested in February 2012 and expire in February 2026.

The estimated fair value of stock options granted during the years ended December 31, 2012 and 2011 was $358,000 and $917,000, respectively. The estimated fair value of 3,800,000 and 385,000 stock options which vested during the years ended December 31, 2012 and 2011 was $917,000 and $75,000, respectively. The estimated fair value of 3,800,000 nonvested stock options at December 31, 2012 was $358,000. Total compensation cost related to nonvested stock options at December 31, 2012 that has not been recognized was $179,000. This non-cash compensation expense will be recognized in the future over a remaining weighted average period of approximately 6 months.

For the years ended December 31, 2012 and 2011, the Company recorded non-cash stock-based compensation expense amounting to $714,000 and $432,000, respectively, relating to stock option grants. For the years ended December 31, 2012 and 2011, $229,000 and $144,000, respectively, of this amount was allocated to research and development expenses, $-0- and $3,000, respectively, of this amount was allocated to inventory and $485,000 and $285,000, respectively, of this amount is included in general and administrative expenses in the accompanying consolidated statements of operations.

A summary of the activity in the Company’s Stock Option Plan is as follows:

	Exercise Price Per Share	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value Per Stock Option at Date of Grant
Balance, 1/1/11	$0.44	2,290,000	12	1,905,000	0.44	0.36
Stock options granted	0.24	1,800,000	15	-	0.24	0.24
Stock options granted	0.25	2,000,000	15	-	0.25	0.24
Vested	0.40 - 0.44	-	11	285,000	0.40	0.22
Balance, 12/31/11	0.25 -1.00	6,090,000	12	2,290,000	0.32	0.28
Stock options granted	0.06	5,607,000	15	-	0.06	0.06
Vested	0.24	-	14	1,800,000	0.24	0.24
Vested	0.25	-	14	2,000,000	0.25	0.24
Balance, 12/31/12	0.06 – 1.00	11,697,000	14	6,090,000	0.19	0.18

The weighted average fair value of the Company's stock options was estimated using the Black-Scholes option pricing model which requires highly subjective assumptions including the expected stock price volatility. These assumptions were as follows:

●	Historical stock price volatility	139% - 180%
●	Risk-free interest rate	0.21%-4.64%
●	Expected life (in years)	4
●	Dividend yield	0.00

The valuation assumptions were determined as follows:

●	Historical stock price volatility: The Company utilized the volatility in the trading of its common stock computed for the 12 months of trading immediately preceding the date of grant for options granted in 2012 and 2011. Prior to 2011, the Company obtained the volatility factor of other publicly traded engine manufacturers that were also in the research and development stage.
●	Risk-free interest rate: The Company bases the risk-free interest rate on the interest rate payable on U.S. Treasury securities in effect at the time of the grant for a period that is commensurate with the assumed expected option life.
●	Expected life: The expected life of the options represents the period of time options are expected to be outstanding. The Company has very limited historical data on which to base this estimate. Accordingly, the Company estimated the expected life based on its assumption that the executives will be subject to frequent black out periods during the time that the stock options will be exercisable and based on the Company’s expectation that it will complete its research and development phase and commence its initial production phase. The vesting period of these options was also considered in the determination of the expected life of each stock option grant.
●	No expected dividends.

The following table sets forth information with respect to stock options outstanding at December 31, 2012:

Name	Title	Number of Shares of Common Stock Underlying Stock Options	Exercise Price per Share	Option Expiration Date

George J. Coates	Chairman, Chief Executive Officer and President	1,000,000(1) 50,000(1) 275,000(1) 1,800,000(1) 1,815,000(2)	$0.44 0.43 0.40 0.25 0.06	10/23/2021 11/4/2024 11/17/2025 7/25/2026 6/24/27
Gregory Coates	Director and President, Technology Division	500,000(1) 1,800,000(1)	0.44 0.24	10/23/2021 8/8/2026
Barry C. Kaye	Director, Treasurer and Chief Financial Officer	125,000(1)	0.44	10/18/2021
Dr. Frank J. Adipietro	Non-employee Director	25,000(1) 50,000(1) 85,000(1) 667,000(2)	0.44 0.43 0.40 0.06	3/28/2022 11/3/2024 11/17/2025 6/24/27
Richard W. Evans	Non-employee Director and Secretary	25,000(1) 50,000(1) 200,000(1) 3,125 000(2)	0.44 0.39 0.25 0.06	3/28/2022 12/27/2024 2/15/26 6/20/27
Dr. Michael J. Suchar	Non-employee Director	25,000(1)	0.44	3/28/2022
Richard Whitworth	Non-employee Director	25,000(1)	0.44	3/28/2022
William Wolf. Esq.	Outside General Counsel	25,000(1)	0.44	4/4/2022
Company Supplier	Company Supplier	30,000(1)	1.00	10/7/2015

(1) These stock options are fully vested.

(2) These options will fully vest in June 2013.

23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS

In June 2011, the Company entered into an investment agreement (the “Investment Agreement”) with Dutchess Opportunity Fund II, LP, a Delaware limited partnership (“Dutchess”). Pursuant to the terms of the Investment Agreement, Dutchess committed to purchase, in a series of purchase transactions (“Puts”) up to Twenty Million ($20,000,000) Dollars of the Company’s common stock over a period of up to thirty-six (36) months.

The amount that the Company is entitled to request with each Put delivered to Dutchess is equal to, at its option, either (i) two hundred percent (200%) of the average daily volume (U.S. market only) of its common stock for the three (3) Trading Days prior to the applicable Put Notice Date, multiplied by the average of the three (3) daily closing prices immediately preceding the Put Date or (ii) five hundred thousand dollars ($500,000). The purchase price to be paid by Dutchess for the shares of common stock covered by each Put will be equal to ninety-four percent (94%) of the lowest daily volume weighted average prices of the common stock during the period beginning on the Put Notice Date and ending on and including the date that is five (5) trading days after such Put Notice Date (the “Pricing Period”). “Put Notice Date” is the trading day immediately following the day on which Dutchess receives a Put Notice from the Company. During the years ended December 31, 2012 and 2011, the Company sold 2,256,677 and 10,000 shares of its common stock under this equity line of credit and received proceeds of $259,000 and $1,000, respectively.

In connection with the Investment Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Dutchess. Pursuant to the Registration Rights Agreement, the Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) which became effective in August 2011, covering 17,500,000 shares of the common stock underlying the Investment Agreement. In addition, during the term of the Registration Rights Agreement, the Company is obligated to maintain the effectiveness of such registration statement. Currently, the registration statement is not effective as it does not contain financial statements that are current. While the registration statement remains not effective, the Company is precluded from issuing additional Puts to Dutchess to raise additional working capital. The Company plans to file a post-effective amendment to this registration statement concurrent with or shortly after the filing of this report on Form 10-K, and will diligently endeavor to undertake the process, with the Securities and Exchange Commission, to restore the effectiveness of the registration statement as soon as practicable.

24. PLACEMENT AGENCY AGREEMENT WITH STONEGATE SECURITIES, INC.	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 24. PLACEMENT AGENCY AGREEMENT WITH STONEGATE SECURITIES, INC.

The Company entered into a placement agent agreement with Stonegate Securities, Inc. (“Stonegate”) to act as its placement agent. Stonegate has the right during the Contract Period to identify for the Company prospective Purchasers in one or more Placements of Securities, the type and dollar amount being as mutually agreed to by the parties. The term of the agreement shall continue until cancelled by either party upon ten (10) days written notice.

As compensation for services rendered by Stonegate in connection with the successful placements, the Company has agreed to pay Stonegate a fee of eight percent (8%) of the gross proceeds from the sale of Securities it places. No fees shall be due and payable in connection with sales of Securities placed with investors not introduced to the Company by Stonegate or by a direct or indirect party previously introduced to the Company as a result of the efforts of Stonegate.

Upon closing of a Placement, the Company is required to issue to Stonegate restricted shares of common stock of the Company in an amount equal to two percent (2%) of the total number of shares of common stock sold, and/or in the event of a sale of convertible securities, the number of shares of common stock that would be potentially received upon a conversion of any convertible securities sold in the Placement. The number of such shares to be issued would be reduced by 200,000 shares of common stock previously issued to Stonegate upon execution of this agreement.

The Company shall also reimburse Stonegate for reasonable, actual out-of-pocket expenses incurred by Stonegate, provided, however, that such amount in total shall not exceed one percent (1%) of the gross proceeds of securities placed pursuant to this placement agent agreement. At this time, there have been no private placement transactions undertaken with the assistance of Stonegate.

25. EMPLOYMENT AGREEMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 25. EMPLOYMENT AGREEMENTS

 George J. Coates

George J. Coates was being compensated under an employment agreement which originally provided for annual salary of $183,549, an annual performance bonus, vacation, sick leave and participation in health, dental and life insurance and any other established benefit plans. In August 2008, the board authorized an increase in Mr. Coates’ annual base compensation under this prior agreement to $250,000. This employment agreement terminated in October 2011 and the Company has not entered into another employment agreement. Although George J. Coates is the majority shareholder of the Company, he could voluntarily terminate his employment with the Company at any time and for any reason. In such case, he would not be prevented from establishing one or more new businesses that might compete with the Company.

Gregory Coates

Gregory Coates was being compensated under an employment agreement which originally provided for annual salary of $79,898, plus vacation, sick leave and participation in health, dental and life insurance and any other established benefit plans. In August 2008, the board authorized an increase in Gregory Coates’ annual base compensation to $150,000. This employment agreement terminated in October 2011 and the Company has not entered into another employment agreement. Although Gregory Coates is a major shareholder of the Company, he could voluntarily terminate his employment with the Company at any time and for any reason. In such case, he would not be prevented from establishing one or more new businesses that might compete with the Company.

26. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 26. INCOME TAXES

Total deferred tax assets and valuation allowances are as follows at December 31:

	2012	2011

Current deferred tax asset - inventory reserve	$195,000	$100,000

Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000	-
Imputed interest related to convertible promissory notes	-	11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets	$-	$-

The differences between income tax (benefit) provision in the financial statements and the income tax (benefit) provision computed at the U.S. Federal statutory rate of 34% at December 31, are as follows:

	2012	2011

Federal tax provision (benefit) at the statutory rate	34.0%	34.0%
State income tax provision (benefit), net of federal benefit	(2.7)	(2.6)
Net change in net operating loss carryforwards	(16.6)	23.4
Stock-based compensation expense	(15.6)	(13.8)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.9	(2.2)
Provision for slow-moving and obsolete inventory	(2.1)	-
Accrued interest not deductible for tax return purposes	(1.2)	(0.7)
Accrued liabilities not deductible for tax return purposes	(1.1)	(1.2)
Total	(2.4)	36.9
Valuation allowance	2.4	(36.9)
Effective tax rate	0.0%	0.0%

At December 31, 2012, the Company had available, $15,677,000 of net operating loss carryforwards which may be used to reduce future federal taxable income, expiring between 2013 and 2032. At December 31, 2012, the Company had available $8,274,000 of net operating loss carryforwards which may be used to reduce future state taxable income, expiring between 2013 and 2032. For the years ended December 31, 2012 and 2011, the valuation allowance increased by $1,470,000 and decreased by ($940,000), respectively.

No liability for unrecognized tax benefits was required to be reported at December 31, 2012 and 2011. The Company has identified its federal tax return and state tax return in New Jersey as "major" tax jurisdictions, as defined. Based on the Company's evaluation, it has concluded that there are no significant uncertain tax positions requiring recognition in the Company's financial statements. The Company's evaluation was performed for tax years ended 2009 through 2011, the only periods subject to examination. The Company believes that its income tax positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. For the years ended December 31, 2012 and 2011, there were no penalties and interest related to the Company’s income tax returns.

27. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 27. RELATED PARTY TRANSACTIONS

Issuances of Common Stock and Warrants

Issuances of common stock and common stock warrants to related parties during the years ended December 31, 2012 and 2011 to related parties are discussed in detail in Note 17

Issuances of common stock under anti-dilution arrangements to George J. Coates during the year ended December 31, 2012 are discussed in detail in Note 17

Conversions of promissory notes to related parties converted into restricted shares of the Company’s common stock are discussed n detail in Note 14.

Issuances of Promissory Notes

Issuances of promissory notes to related parties during the years ended December 31, 2012 and 2011 to related parties are discussed in detail in Note 14.

The promissory notes to related parties are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly.

At December 31, 2012, interest accrued but not paid on outstanding promissory notes to related parties, aggregated $99,000.

Stock Options Granted

Stock options granted to related parties during the years ended December 31, 2012 and 2011 are discussed in detail in Note 22.

Issuance of Preferred Stock to George J. Coates

Shares of Series A Preferred Stock awarded to George J. Coates during the year ended December 31, 2011 is discussed in detail in Note 18.

Personal Guaranty and Stock Pledge

George J. Coates has pledged certain of his shares of common stock of the Company to the extent required by the lender and provided a personal guaranty as additional collateral for a mortgage loan on the Company’s headquarters facility.

Compensation and Benefits Paid

The approximate amount of compensation and benefits, all of which were approved by the board, paid to George J. Coates, Gregory Coates and Bernadette Coates, exclusive of stock-based compensation for restricted shares of common stock awarded to George J. Coates and non-cash, stock-based compensation for employee stock options granted to George J. Coates and Gregory Coates, for the years ended December 31, 2012 and 2011, is summarized as follows:

	2012	2011
George J. Coates (a) (b) (c) (d) (e)	$277,000	$299,000
Gregory Coates (a) (f)	173,000	189,000
Bernadette Coates	77,000	81,000

(a)   Includes compensation paid in 2011for vacation earned but not taken.

(b)   Excludes compensation in 2012 consisting of 20,275,046 restricted shares of common stock awarded to George J. Coates pursuant to an anti-dilution arrangement in effect during the year ended December 31, 2012. Of this amount, 18,593,313 shares of common stock were initially issued throughout 2012. In December 2012, these shares were cancelled and restored to unissued status. The entire 20,275,046 shares of common stock awarded in 2012 were then reissued in January 2013. The estimated fair value of these shares was $1,674,000, which amount is included in stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2012.

(c)   Excludes compensation paid in 2011 consisting of 58,882 shares of Series A Preferred Stock issued to George J. Coates consisting of 8,882 shares issued pursuant to an anti-dilution arrangement and 50,000 shares issued for a compensatory stock award. The estimated fair value of these shares amounted to $143,000. Each share of Series A Preferred Stock entitles the holder to 10,000 votes per share for all matters brought before the common stockholders for a vote.

(d)   Excluded from the amounts reported above for 2012 and 2011, are 1,815,000 and 1,800,000 stock options with exercise prices of $0.06 and $0.25 per share, respectively. The estimated fair values of these stock options at the dates of grant were $116,000 and $450,000, respectively.

(e)   Excluded from the amount reported above for 2011 are 620,000 restricted shares of common stock awarded to George J. Coates which have not been issued. The Company is obligated to pay the personal income taxes of Mr. Coates related to this award. The estimated fair value of these shares, including related income taxes on the date of award was approximately $130,000.

(f)   Excluded from the amounts reported above for 2011 are 1,800,000 stock options with an exercise price of $0.24 per share. The estimated fair value of these stock options at the date of grant was $432,000.

Barry C. Kaye, Treasurer and Chief Financial Officer, was paid consulting fees of approximately $67,000 and $104,000 in 2012 and 2011, respectively. For the year ended December 31, 2012, Mr. Kaye earned an additional $47,000, which was not paid and has been deferred until the Company has sufficient working capital to remit payment to him.

28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS

The following table summarizes our contractual obligations and commitments at December 31, 2012:

	Total	Amount due within 2013
Deferred compensation payable	$1,912,000	$1,912,000
Mortgage loan payable	1,575,000	1,575,000
Promissory notes to related parties	507,000	507,000
Convertible promissory notes	120,000	120,000
Maturity of 10% promissory notes	10,000	10,000
Total	$4,124,000	$4,124,000

Total non-cash compensation cost related to nonvested stock options at December 31, 2012 that has not been recognized was approximately $179,000. This compensation expense will be recognized in the future over a remaining weighted average period of approximately 6 months.

29. LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 29. LITIGATION AND CONTINGENCIES

Mark D. Goldsmith, a former executive of the Company, filed a lawsuit against the Company in January 2008 in which he asserts that the Company is liable to him for breach of an employment contract that never became effective. In the opinion of management, Mr. Goldsmith’s performance was unsatisfactory and, accordingly, he was offered the opportunity to resign. Further, management is of the opinion that the claim of Mr. Goldsmith is baseless because the Company had cause to terminate its relationship with Mr. Goldsmith. The Company intends to vigorously defend this lawsuit and has instituted a counterclaim against Mr. Goldsmith. The Company believes that Mr. Goldsmith misrepresented his background and capabilities to induce it and/or Coates Motorcycle Company, Ltd. to hire him. The Company also contends that certain of Mr. Goldsmith's business decisions were made to further his self-interest rather than its interests. The Company believes that Mr. Goldsmith's claims have no basis in fact and, accordingly, that the outcome of this legal action will not be material to its financial condition or results of operations. Efforts by the court to settle this matter have been unsuccessful. Trial is currently scheduled for May 28, 2013. The Company intends to vigorously defend against Mr. Goldsmith’s claims and pursue its counterclaims.

The Company had, in prior years, without prejudice to its position that the employment contract never became effective, accrued compensation under the terms of the employment agreement for accounting purposes only, of $96,000 of his salary. Although the Company does not intend to make any payments to Mr. Goldsmith in connection with this employment agreement, this amount is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

The Company is not a party to any other litigation that is material to its business.

30. NEW ACCOUNTING PRONOUNCEMENT	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Note 30. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”. This update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Such disclosures are required for:

●	Recognized financial instruments and derivative instruments that are offset in accordance with either Section 210-20-45 or Section 815-10-45

●	Recognized financial instruments and derivative instruments that are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.

This standard is effective for interim periods and fiscal years beginning on or after January 1, 2013. The Company does not believe that adoption of this standard will have a material effect on its consolidated financial statements.

31. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 31. SUBSEQUENT EVENTS

Private Sales of Shares of Common Stock and Common Stock Warrants

 In February 2013, the Company issued 999,999 unregistered, restricted shares of common stock and 2,000,001 common stock warrants to purchase one share of restricted common stock at a price per share of $0.035 to the son of a director in consideration for $35,000. This transaction was a private sale of unregistered, restricted securities.

Issuance of Convertible Note

 Subsequent to year-end, the Company entered into an agreement whereby it is permitted to issue in a series of tranches up to $335,000 of convertible promissory notes which bear interest at 12% per annum and mature on the one year anniversary of the notes. In March 2013, the Company issued a $67,000 principle amount convertible promissory note under this arrangement and received cash proceeds of $60,000. The arrangement provides for an approximately 10.5% original discount on the principal amount of each tranche, which is netted against the amount funded to the Company. The promissory note may be prepaid at any time within the first 90 days, upon which the interest for the outstanding period will be forgiven. The lender may convert the promissory notes into shares of the Company’s common stock at any time beginning 180 days after the date of funding. The conversion rate shall be equal to the lesser of $0.035 per share or 60% of the lowest trade price of the common stock in the 25 days prior to the date of conversion. The Company has reserved 35 million shares of its unissued common stock for potential conversion of the first tranche of $67,000.

Conversion of Convertible Promissory Notes

 Subsequent to year-end, an aggregate of $92,000 principal amount of the convertible promissory notes, including interest thereon amounting $5,000, was converted by the holder into 5,705,447,unregistered shares of the Company’s common stock.

Shares of Common Stock Sold to Dutchess Opportunity Fund II, LP

 Subsequent to year-end, the Company sold 86,128 registered shares of its common stock to Dutchess under an equity line of credit and received cash of $3,000 which was used for working capital purposes.

Issuance of Anti-dilution shares to George J. Coates

Subsequent to year-end, the Company issued 20,275,045 restricted shares of common stock to George J. Coates pursuant an anti-dilution arrangement with an estimated fair value of $1,674,000. The shares were originally awarded in 2012.

Subsequent to year-end, the Company awarded and issued 6,705,446 restricted shares of common stock to George J. Coates pursuant an anti-dilution arrangement with an estimated fair value of $238,000.

Issuance of stock award to George J. Coates

 Subsequent to year-end, the Company issued 620,000 restricted shares of common stock to George J. Coates representing compensatory shares of common stock originally awarded in 2011.The estimated fair value of the shares of $87,000, plus estimated additional personal income taxes of Mr. Coates for which the Company was obligated, was included in deferred compensation payable in the accompanying balance sheet at December 31, 2012 and 2011.

Promissory Notes Issued to Related Parties

Subsequent to year-end, in a series of transactions the Company issued promissory notes payable on demand to George J. Coates and received cash proceeds of $87,000. The Company also repaid $17,000 of such promissory notes bringing the total principal amount of outstanding promissory notes due to George J. Coates to $511,000. These notes bear interest at 17% per annum, compounded monthly.

Subsequent to year-end, in a series of transactions the Company issued promissory notes payable on demand to Bernadette Coates and received cash proceeds of $48,000. The Company also repaid $6,500 of such promissory notes bringing the total principal amount of outstanding promissory notes due to Bernadette Coates to $107,000. These notes bear interest at 17% per annum, compounded monthly.

Deferral of Compensation

In order to preserve our working capital, George J. Coates, Barry C. Kaye and Bernadette Coates have voluntarily agreed to defer payment of their compensation for certain periods in 2013 and 2012, which as of March 25, 2013, amounted to approximately $38,000, $71,000 and $5,000, respectively. This deferred compensation is intended to be paid when raises sufficient new working capital.

32. EVENT (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS' REPORT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
32. EVENT (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS' REPORT

In April 2013, the Company entered into a securities purchase agreement with an investor and issued an 8% convertible promissory note which matures in January 2014 and received cash proceeds of $40,000, net of financing costs of $2,500. The Notes may be converted into unregistered shares of the Company's common stock, par value $0.0001 per share (the “Common Stock”), at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of issuance of the Notes, at the option of the holder. The Conversion Price shall be equal to 61% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The net proceeds were used for general working capital purposes.

1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Policies
Nature of Organization

Coates International, Ltd. is a Delaware corporation organized in October 1991 as successor-in-interest to a Delaware corporation of the same name incorporated in August 1988. Coates International, Ltd. and its majority-owned subsidiaries Coates Oklahoma Engine Manufacturing, Ltd. (“Coates Oklahoma”) and Coates Hi-Tech Engines, Ltd. (Coates Hi-Tech”) (collectively, the “Company”) operate in Wall Township, New Jersey. The Company’s majority-owned subsidiaries had not commenced operations as of December 31, 2012.

The Company has acquired the exclusive licensing rights for the Coates spherical rotary valve (“CSRV”) system technology in North America, Central America and South America (the “CSRV License”). The CSRV system technology has been developed over a period of more than 20 years by the Company’s founder George J. Coates and his son Gregory Coates. The CSRV system technology is adaptable for use in piston-driven internal combustion engines of many types and has been patented in the United States and numerous countries throughout the world.

The CSRV system technology is designed to replace the intake and exhaust conventional “poppet valves” currently used in almost all piston-driven, automotive, truck, motorcycle, marine and electric power generator engines, among others. Unlike conventional valves which protrude into the engine cylinder, the CSRV system technology utilizes spherical valves that rotate in a cavity formed between a two-piece cylinder head. The CSRV system technology utilizes significantly fewer moving parts than conventional poppet valve assemblies. As a result of these design improvements, management believes that engines incorporating the CSRV system technology (“Coates Engines”) will last significantly longer and will require less lubrication over the life of the engine, as compared to conventional engines. In addition, CSRV Engines can be designed with larger openings into the engine cylinder than with conventional valves so that more fuel and air can be inducted into, and expelled from, the cylinder in a shorter period of time. Larger valve openings permit higher revolutions-per-minute (RPM’s) and permit higher compression ratios with lower combustion chamber temperatures, allowing the Coates Engine to produce more power than equivalent conventional engines. The extent, to which higher RPM’s, greater volumetric efficiency and thermal efficiency can be achieved with the CSRV system technology, is a function of the engine design and application.

Coates Hi-Tech was formed in 2012 for the purpose of applying for a package of business, finance and tax benefit incentives from state and local municipalities. Certain states and their municipalities generally will offer such incentives to companies as an inducement to establish manufacturing operations within their jurisdiction, resulting in a stimulus to their economy and the creation of new jobs. Should the Company accept such an incentive package and decide to locate its manufacturing operations in a particular state, it would be required to raise substantial new working capital to carry out such an undertaking.

Coates Oklahoma was formed in 2011 for the purpose of applying for a package of business, finance and tax benefit incentives. Oklahoma generally will offer such incentives to companies as an inducement to establish manufacturing operations in Oklahoma, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in Oklahoma, it would be required to raise substantial new working capital to carry out this undertaking.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and rules and regulations of the Securities and Exchange Commission (the “SEC”).

Since the Company’s inception, the Company has been responsible for the development costs of the CSRV technology in order to optimize the value of the licensing rights and has incurred related operational costs, the bulk of which have been funded primarily through cash generated from sales of stock, short term promissory notes, capital contributions, loans made by George J. Coates, Bernadette Coates and certain directors, fees received from research and development of prototype models, licensing fees and a small number of CSRV engine generator sales. The Company has incurred substantial cumulative losses from operations since its inception. Losses from operations are expected to continue until the Coates Engines are successfully introduced into and accepted in the marketplace, or the Company receives substantial licensing revenues. These losses from operations were substantially related to research and development of the Company’s intellectual property rights, patent filing and maintenance costs and general and administrative expenses.

As shown in the accompanying consolidated financial statements, the Company has incurred recurring losses from operations and, as of December 31, 2012, had a stockholders’ deficiency of ($3,937,000). The Company will be required to renegotiate the terms of an extension of a $1,575,000 mortgage loan which matures in July 2013, or successfully refinance the property with another mortgage lender, if possible. Failure to do so could adversely affect the Company’s financial position and results of operations. In addition, the current economic environment, which is characterized by tight credit markets, investor uncertainty about how to safely invest their funds and low investor confidence, has introduced additional risk and difficulty to the Company’s challenge to secure needed additional working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management has instituted a cost control program intended to restrict variable costs to only those expenses that are necessary to complete its activities related to entering the production phase of operations, develop additional commercially feasible applications of the CSRV system technology, seek additional sources of working capital and cover general and administrative costs in support of such activities. The Company has been actively undertaking efforts to secure new sources of working capital. At the December 31, 2012, the Company had negative working capital of ($5,893,000) compared with negative working capital of ($3,753,000) at the end of 2011.

During the years ended December 31, 2012 and 2011, the Company raised $1,123,000 and $1,357,000, respectively, of new working capital from the following:

Description	2012	2011
Sales of shares of common stock and warrants to the son of a director	$355,000	$525,000
Sales of common stock to a director	35,000	50,000
Sales of common stock under equity line of credit	259,000	1,000
Issuance of convertible promissory notes	244,000	367,000
Issuance of promissory notes to related parties, net of repayments	230,000	414,000
	$1,123,000	$1,357,000

For the year ended December 31, 2011, the Company also received cash from research and development of $150,000 and earned gross profit of $60,000 from the sale of a CSRV electric power, engine generator.

In the fourth quarter of 2011, the Company identified cracks on the lower engine heads of its Gen Sets that resulted from a defect in the manufacturing by one of its suppliers. Based on testing of the Gen Set to confirm the Company’s resolution of this problem, management believes it has determined the cause of this cracked head condition. As soon as the Company raises sufficient working capital, it will procure new cast-steel head castings to resolve the cracked head problems with the engines originally shipped to Almont and undertake field testing of the generators, after which, it will begin larger scale production.

The Company continues to actively seek out new sources of working capital; however, there can be no assurance that it will be successful in these efforts. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Certain amounts included in the accompanying financials statements for the year ended December 31, 2011 have been reclassified in order to make them comparable to the amounts presented for the year ended December 31, 2012.

Principles of Consolidation

The financial statements of the Company were consolidated with the accounts of Coates Hi-Tech Engines, Ltd., a majority-owned subsidiary commencing in July 2012 and Coates Oklahoma Engine Manufacturing, Ltd., a majority-owned subsidiary commencing in August 2011. Neither of these companies had commenced operations at December 31, 2012. All significant intercompany transactions and accounts were eliminated in consolidation.

Revenue Recognition

Sales and cost of sales are recognized at the time of shipment, provided the risk of loss has transferred to the customer and collection of the sales price is reasonably assured. Shipping arrangements and costs are the responsibility of the customer.

Revenue from research and development activities is recognized when collection of the related revenues is reasonably assured and, when applicable, in accordance with Accounting Standards Update No. 2010-17, “Milestone Method of Revenue Recognition, a consensus of the FASB Emerging Issues Task Force”. This standard provides guidance on defining a milestone and permits recognition of revenue from research and development that is contingent upon achievement of one or more specified milestones defined in the research and development arrangements which meet specified criteria for such revenue recognition.

Unearned revenue represents a deposit from a customer for a CSRV Gen Set order. Revenue is recognized as described above.

Licensing deposits, which are non-refundable, received from the granting of sub-licenses, are recognized as earned, generally commencing upon the completion of certain tests and acceptance by the licensee. At that time, license revenue will be recognized ratably over the period of time that the sub-license has been granted using the straight-line method. Upon termination of a sub-license agreement, non-refundable license deposits, less any costs related to the termination of the sub-license agreement, are recognized as revenue. Revenue from research and development activities is recognized when earned and realization is reasonably assured, provided that financial risk has been transferred from the Company to its customer.

The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the approximate remaining life through 2027 of the last CSRV technology patent in force, at that date.

Research and Development

Research and development costs are expensed when incurred. For the year ended December 31, 2012, the Company charged $115,000 to expense for the estimated remediation costs for previously sold Gen Sets determined to have cracked heads.

Intellectual Property

Under a licensing agreement with George J. Coates and Gregory Coates, the Company obtained the rights to manufacture, use and sell the CSRV engine technology throughout the territory defined as the Western Hemisphere. In accordance with GAAP, the Company is not permitted to record a value for this intellectual property because it was obtained from principal stockholders, and, accordingly this intangible asset is not reflected in the accompanying consolidated financial statements.

Licensing Costs

Under the CSRV Licensing Agreement for the CSRV engine technology, the Company is responsible for all costs in connection with applying for, obtaining and maintenance of patents to protect the CSRV system technology. Such costs are expensed as incurred.

Advertising Costs

Advertising costs, which are included in general and administrative expenses, are expensed when incurred. Advertising expense amounted to $5,000 and $28,000 for the years ended December 31, 2012 and 2011, respectively.

Stock-Based Compensation

Compensation expense relating to stock-based payments is recognized as an expense using the fair value measurement method. Under the fair value method, the estimated fair value of awards to employees is charged to income on a straight-line basis over the requisite service period, which is the earlier of the employee’s retirement eligibility date or the vesting period of the award. The Company incurs non-cash, stock-based compensation expense for stock options awarded and for awards of restricted shares of its common stock under it 2006 Stock Option and Incentive Plan.

Deferred Stock-Based Compensation

Deferred stock-based compensation represents the estimated fair value of restricted shares of the Company’s common stock awarded to officers and directors, issuance of which has been delayed into the future, plus the estimated amount of the Company’s obligation to pay the personal income taxes of the award recipient.

Inventory

Inventory consists of raw materials and work-in-process, including overhead and is stated at the lower of cost or market determined by the first-in, first-out method. Inventory items designated as obsolete or slow moving are reduced to net realizable value. Market value is determined using current replacement cost.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the assets: 40 years for buildings and building improvements, 3 to 7 years for machinery and equipment and 5 to 10 years for furniture and fixtures. Repairs and maintenance expenditures, which do not extend the useful lives of the related assets, are expensed as incurred.

In the event that facts and circumstances indicate that long-lived assets may be impaired, an evaluation of recoverability is performed. Should such evaluation indicate that there has been an impairment of one or more long-lived assets, the cost basis of such assets would be adjusted accordingly, at that time.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized and are adjusted when conditions indicate that deferred assets will be realized. Income tax expense (benefit) is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The Company evaluates any uncertain tax positions for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. In the event recognition of an uncertain tax position is indicated, the Company measures the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. This process of evaluating and estimating uncertain tax positions and tax benefits requires the consideration of many factors, which may require periodic adjustments and which may not accurately forecast actual outcomes. Interest and penalties, if any, related to tax contingencies would be included in income tax expense.

Loss per Share

Basic net loss per share is based on the weighted average number of common shares outstanding without consideration of potentially dilutive shares of common stock. There were no shares of preferred stock outstanding with rights to share in the Company’s net income during the years ended December 31, 2012 and 2011. Diluted net income per share is based on the weighted average number of common and potentially dilutive common shares outstanding, when applicable.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These significant estimates include determining the fair value of convertible promissory notes containing embedded derivatives and variable conversion rates, determining a value for Series A Preferred Stock issued and certain limited anti-dilution rights granted to George J. Coates as more fully described in Note 17, assigning useful lives to the Company’s property, plant and equipment, determining an appropriate amount to reserve for obsolete and slow moving inventory, estimating a valuation allowance for deferred tax assets, assigning expected lives to, and estimating the rate of forfeitures of, stock options granted and selecting a trading price volatility factor for the Company’s common stock in order to estimate the fair value of the Company’s stock options on the date of grant or other appropriate measurement date. Actual results could differ from those estimates.

1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Tables
New working capital
During the years ended December 31, 2012 and 2011, the Company raised $1,123,000 and $1,357,000, respectively, of new working capital from the following:

Description	2012	2011
Sales of shares of common stock and warrants to the son of a director	$355,000	$525,000
Sales of common stock to a director	35,000	50,000
Sales of common stock under equity line of credit	259,000	1,000
Issuance of convertible promissory notes	244,000	367,000
Issuance of promissory notes to related parties, net of repayments	230,000	414,000
	$1,123,000	$1,357,000

8. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Tables
Inventory

Inventory at December 31, consisted of the following:

	2012	2011
Raw materials	$439,000	$473,000
Work-in-process	59,000	65,000
Finished goods	-	-
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$111,000	$387,000

11. PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Tables
Property, plant and equipment

Property, plant and equipment at cost, less accumulated depreciation, consists of the following at December 31:

	2012	2011
Land	$1,235,000	$1,235,000
Building	964,000	964,000
Building improvements	83,000	83,000
Machinery and equipment	658,000	658,000
Furniture and fixtures	39,000	39,000
	2,979,000	2,979,000
Less: Accumulated depreciation	(737,000)	(676,000)
Total	$2,242,000	$2,303,000

13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities at December 31 are as follows:

	2012	2011
Legal and professional fees	$1,240,000	$1,043,000
Accrued compensation and benefits	175,000	140,000
General and administrative expenses	149,000	82,000
Accrued interest expense	118,000	39,000
Research and development costs	115,000	-
Total	$1,797,000	$1,304,000

16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Promissory Notes And Embedded Derivative Liabilities Tables
Convertible promissory notes and embedded derivative liabilities

The Company entered into a series of securities purchase agreements (the “Purchase Agreements”) with an investor and issued convertible promissory notes, as follows:

Issued	Principal Amount	Stated Interest Rate	Maturity	Unamortized Discount at 12/31/12	Effective Interest Rate	Principal Balance, 12/31/12
February 2011	$32,000	8.00%	November 2011	$-	147%	-
May 2011	100,000	8.00%	February 2012	-	147%	-
July 2011	79,000	8.00%	April 2012	-	147%	-
September 2011	52,000	8.00%	June 2012	-	123%	-
October 2011	52,000	8.00%	July 2012	-	147%	-
November 2011	52,000	8.00%	August 2012	-	92%	-
January 2012	52,000	8.00%	October 2012	-	130%	-
April 2012	43,000	8.00%	January 2013	-	125%	-
June 2012	43,000	8.00%	March 2013	-	141%	12,000
August 2012	43,000	8.00%	May 2013	12,000	142%	43,000
September 2012	32,000	8.00%	June 2013	14,000	122%	32,000
November 2012	33,000	8.00%	August 2013	17,000	101%	33,000
	$613,000			$43,000		$120,000

21. INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Income Loss Per Share Tables
LOSS PER SHARE

At December 31, 2012, the Company had 36,112,916 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	5,607,000	$0.0600	-	5,607,000
Common stock options	1,800,000	0.2400	1,800,000	-
Common stock options	2,000,000	0.2500	2,000,000	-
Common stock options	50,000	0.3900	50,000	-
Common stock options	360,000	0.4000	360,000	-
Common stock options	100,000	0.4300	100,000	-
Common stock options	1,750,000	0.4400	1,750,000	-
Common stock options	30,000	1.0000	30,000	-
Common stock warrants	333,333	0.0450	N/A	N/A
Common stock warrants	400,000	0.0500	N/A	N/A
Common stock warrants	2,181,819	0.0550	N/A	N/A
Common stock warrants	2,000,000	0.0600	N/A	N/A
Common stock warrants	4,269,838	0.0625	N/A	N/A
Common stock warrants	571,529	0.0700	N/A	N/A
Common stock warrants	666,666	0.0900	N/A	N/A
Common stock warrants	416,667	0.1200	N/A	N/A
Common stock warrants	1,200,000	0.2500	N/A	N/A
Common stock warrants	833,333	0.2700	N/A	N/A
Common stock warrants	333,333	0.3000	N/A	N/A
Common stock warrants	153,846	0.3250	N/A	N/A
Common stock warrants	1,028,570	0.3500	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.4500	N/A	N/A
8% Convertible promissory notes	10,550,214	(1)	N/A	N/A
Total	36,658,370

At December 31, 2011, the Company had 13,053,057 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	1,800,000	$0.240	-	1,800,000
Common stock options	2,000,000	0.250	-	2,000,000
Common stock options	50,000	0.390	50,000	-
Common stock options	360,000	0.400	360,000	-
Common stock options	100,000	0.430	100,000	-
Common stock options	1,750,000	0.440	1,750,000	-
Common stock options	30,000	1.000	30,000	-
Common stock warrants	1,200,000	0.250	N/A	N/A
Common stock warrants	833,333	0.270	N/A	N/A
Common stock warrants	333,333	0.300	N/A	N/A
Common stock warrants	153,846	0.325	N/A	N/A
Common stock warrants	1,028,570	0.350	N/A	N/A
Common stock warrants	210,000	1.100	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.450	N/A	N/A
8% Convertible promissory notes	3,181,753	(1)	N/A	N/A
Total	13,053,057

22. STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Summary of activity in Stock Option

A summary of the activity in the Company’s Stock Option Plan is as follows:

	Exercise Price Per Share	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value Per Stock Option at Date of Grant
Balance, 1/1/11	$0.44	2,290,000	12	1,905,000	0.44	0.36
Stock options granted	0.24	1,800,000	15	-	0.24	0.24
Stock options granted	0.25	2,000,000	15	-	0.25	0.24
Vested	0.40 - 0.44	-	11	285,000	0.40	0.22
Balance, 12/31/11	0.25 -1.00	6,090,000	12	2,290,000	0.32	0.28
Stock options granted	0.06	5,607,000	15	-	0.06	0.06
Vested	0.24	-	14	1,800,000	0.24	0.24
Vested	0.25	-	14	2,000,000	0.25	0.24
Balance, 12/31/12	0.06 – 1.00	11,697,000	14	6,090,000	0.19	0.18

Weighted average fair value assumption

The weighted average fair value of the Company's stock options was estimated using the Black-Scholes option pricing model which requires highly subjective assumptions including the expected stock price volatility. These assumptions were as follows:

●	Historical stock price volatility	139% - 180%
●	Risk-free interest rate	0.21%-4.64%
●	Expected life (in years)	4
●	Dividend yield	0.00

Stock options outstanding

The following table sets forth information with respect to stock options outstanding at December 31, 2012:

Name	Title	Number of Shares of Common Stock Underlying Stock Options	Exercise Price per Share	Option Expiration Date

George J. Coates	Chairman, Chief Executive Officer and President	1,000,000(1) 50,000(1) 275,000(1) 1,800,000(1) 1,815,000(2)	$0.44 0.43 0.40 0.25 0.06	10/23/2021 11/4/2024 11/17/2025 7/25/2026 6/24/27
Gregory Coates	Director and President, Technology Division	500,000(1) 1,800,000(1)	0.44 0.24	10/23/2021 8/8/2026
Barry C. Kaye	Director, Treasurer and Chief Financial Officer	125,000(1)	0.44	10/18/2021
Dr. Frank J. Adipietro	Non-employee Director	25,000(1) 50,000(1) 85,000(1) 667,000(2)	0.44 0.43 0.40 0.06	3/28/2022 11/3/2024 11/17/2025 6/24/27
Richard W. Evans	Non-employee Director and Secretary	25,000(1) 50,000(1) 200,000(1) 3,125 000(2)	0.44 0.39 0.25 0.06	3/28/2022 12/27/2024 2/15/26 6/20/27
Dr. Michael J. Suchar	Non-employee Director	25,000(1)	0.44	3/28/2022
Richard Whitworth	Non-employee Director	25,000(1)	0.44	3/28/2022
William Wolf. Esq.	Outside General Counsel	25,000(1)	0.44	4/4/2022
Company Supplier	Company Supplier	30,000(1)	1.00	10/7/2015

(1) These stock options are fully vested.

(2) These options will fully vest in June 2013.

26. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Total deferred tax assets and valuation allowances

Total deferred tax assets and valuation allowances are as follows at December 31:

	2012	2011

Current deferred tax asset - inventory reserve	$195,000	$100,000

Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000	-
Imputed interest related to convertible promissory notes	-	11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets	$-	$-

Difference in Income tax (benefit) provision

The differences between income tax (benefit) provision in the financial statements and the income tax (benefit) provision computed at the U.S. Federal statutory rate of 34% at December 31, are as follows:

	2012	2011

Federal tax provision (benefit) at the statutory rate	34.0%	34.0%
State income tax provision (benefit), net of federal benefit	(2.7)	(2.6)
Net change in net operating loss carryforwards	(16.6)	23.4
Stock-based compensation expense	(15.6)	(13.8)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.9	(2.2)
Provision for slow-moving and obsolete inventory	(2.1)	-
Accrued interest not deductible for tax return purposes	(1.2)	(0.7)
Accrued liabilities not deductible for tax return purposes	(1.1)	(1.2)
Total	(2.4)	36.9
Valuation allowance	2.4	(36.9)
Effective tax rate	0.0%	0.0%

27. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Compensation and Benefits Paid

Compensation and Benefits Paid

The approximate amount of compensation and benefits, all of which were approved by the board, paid to George J. Coates, Gregory Coates and Bernadette Coates, exclusive of stock-based compensation for restricted shares of common stock awarded to George J. Coates and non-cash, stock-based compensation for employee stock options granted to George J. Coates and Gregory Coates, for the years ended December 31, 2012 and 2011, is summarized as follows:

	2012	2011
George J. Coates (a) (b) (c) (d) (e)	$277,000	$299,000
Gregory Coates (a) (f)	173,000	189,000
Bernadette Coates	77,000	81,000

28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligations And Commitments Tables
Contractual obligations and commitments

The following table summarizes our contractual obligations and commitments at December 31, 2012:

	Total	Amount due within 2013
Deferred compensation payable	$1,912,000	$1,912,000
Mortgage loan payable	1,575,000	1,575,000
Promissory notes to related parties	507,000	507,000
Convertible promissory notes	120,000	120,000
Maturity of 10% promissory notes	10,000	10,000
Total	$4,124,000	$4,124,000

1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
New working capital	$ 1,123,000	$ 1,357,000
SonOfDirectorMember
New working capital	355,000	525,000
DirectorMember
New working capital	35,000	50,000
EquityLineOfCreditMember
New working capital	259,000	1,000
PromissoryNotesMember
New working capital	244,000	367,000
RelatedPartiesMember
New working capital	$ 230,000	$ 414,000

1. Disclosure - 1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure - 1. Company And Summary Of Significant Accounting Policies Details Narrative
Stockholder's deficiency	$ (3,937,287)	$ (1,751,291)	$ (1,124,015)
Mortgage loan payable	1,575,000	1,630,000
Mortgage loan maturity date	Jul 1, 2013
Working capital	(5,893,000)	(3,753,000)
Raised net new working capital	1,123,000	1,357,000
Cash from research and development		150,000
Earned gross profit		60,000
Estimated remediation costs	115,000
Advertising expense	$ 5,000	$ 28,000

2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentrations Of Credit And Business Risk Details Narrative
Received payment from Almont under agreements		$ 150,000
Obligated agreement amount	5,847,000
Licensing fee	$ 49,000,000

4. LICENSING AGREEMENT AND DEFERRED LICENSING COSTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Licensing Agreement And Deferred Licensing Costs Details Narrative
Patent Costs net of accumulated amortization	$ 55,000	$ 60,000
Amortization expense	$ 4,000	$ 4,000

5. AGREEMENTS ASSIGNED TO ALMONT ENERGY INC (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Agreements Assigned To Almont Energy Inc Details Narrative
Non Refundable Research And Development Fees	$ 150,000
Remaining balance of the Release Payment		$ 5,847,000

8. INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw materials	$ 439,000	$ 473,000
Work-in-process	59,000	65,000
Finished goods	0	0
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$ 111,000	$ 387,000

8. INVENTORY (Details Narrative) (USD $)	Dec. 31, 2012
Inventory Details Narrative
Carrying value of components and parts inventory that became obsolete	$ 236,000
Reserve for slow-moving and obsolete inventory	$ 387,000

10. LICENSE DEPOSITS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
License Deposits Details Narrative
Sublicensing revenue	$ 19,000	$ 14,000

11. PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details
Land	$ 1,235,000	$ 1,235,000
Building	964,000	964,000
Building improvements	83,000	83,000
Machinery and equipment	658,000	658,000
Furniture and fixtures	39,000	39,000
Gross	2,979,000	2,979,000
Less: Accumulated depreciation	(737,000)	(676,000)
Total	$ 2,242,000	$ 2,303,000

11. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details Narrative
Depreciation expense	$ 61,000	$ 66,000

12. MORTGAGE LOAN PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Payable Details Narrative
Interest expense	$ 122,000	$ 126,000
Principal Balance of loan	$ 1,575,000

13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Details
Legal and professional fees	$ 1,240,000	$ 1,043,000
Accrued compensation and benefits	175,000	140,000
General and administrative expenses	149,000	82,000
Accrued interest expense	118,000	39,000
Research and development costs	115,000
Total	$ 1,797,000	$ 1,304,000

14. PROMISSORY NOTES TO RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
George J. Coates [Member]
Related Party Transaction [Line Items]
Promissory notes were issued	$ 195,000	$ 375,000
Promissory notes was repaid	31,000	125,000
Promissory notes interest rate	17.00%	17.00%
Bernadette Coates [Member]
Related Party Transaction [Line Items]
Promissory notes were issued	76,000	12,000
Promissory notes was repaid	10,000	18,000
Promissory notes interest rate	17.00%	17.00%
Richard W. Evans [Member]
Related Party Transaction [Line Items]
Related parties promissory notes issued	0	120,000
Promissory notes, including accrued interest converted to restricted shares of common stock	120,000	131,000
Restricted shares of common stock issued upon conversion of promissory notes	2,000,000	768,648
Accrued interest		31,000
Frank J. Adipietro
Related Party Transaction [Line Items]
Related parties promissory notes issued	0	50,000
Promissory notes, including accrued interest converted to restricted shares of common stock	57,000	188,000
Restricted shares of common stock issued upon conversion of promissory notes	639,939	1,100,922
Accrued interest	$ 7,000	$ 38,000

16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal Amount Issued	$ 613,000
Unamortized Discount at 12/31/12	43,000	83,000
Principal Balance, 12/31/12	120,000	235,000
IssuedDateFebruaryTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	32,000
Nominal Interest Rate	8.00%
Maturity	November 2011
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateMayTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	100,000
Nominal Interest Rate	8.00%
Maturity	February 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateJulyTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	79,000
Nominal Interest Rate	8.00%
Maturity	April 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateSeptemberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	June 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	123.00%
Principal Balance, 12/31/12
IssuedDateOctoberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	July 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	147.00%
Principal Balance, 12/31/12
IssuedDateNovemberTwoThousandElevenMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	August 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	92.00%
Principal Balance, 12/31/12
IssuedDateJanuaryTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	52,000
Nominal Interest Rate	8.00%
Maturity	October 2012
Unamortized Discount at 12/31/12
Effective Interest Rate	130.00%
Principal Balance, 12/31/12
IssuedDateAprilTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	January 2013
Unamortized Discount at 12/31/12
Effective Interest Rate	125.00%
Principal Balance, 12/31/12
IssuedDateJuneTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	March 2013
Unamortized Discount at 12/31/12
Effective Interest Rate	141.00%
Principal Balance, 12/31/12	12,000
IssuedDateAugustTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	43,000
Nominal Interest Rate	8.00%
Maturity	May 2013
Unamortized Discount at 12/31/12	12,000
Effective Interest Rate	142.00%
Principal Balance, 12/31/12	43,000
IssuedDateSeptemberTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	32,000
Nominal Interest Rate	8.00%
Maturity	June 2013
Unamortized Discount at 12/31/12	14,000
Effective Interest Rate	122.00%
Principal Balance, 12/31/12	32,000
IssuedDateNovemberTwoThousandTwelveMember
Debt Instrument [Line Items]
Principal Amount Issued	33,000
Nominal Interest Rate	8.00%
Maturity	August 2013
Unamortized Discount at 12/31/12	17,000
Effective Interest Rate	101.00%
Principal Balance, 12/31/12	$ 33,000

16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Promissory Notes And Embedded Derivative Liabilities Details Narrative
Convertible promissory notes outstanding	$ 120,000	$ 235,000
Unamortized discount	43,000	83,000
Interest expense	295,000	330,000
Estimated fair value of derivative liabilities	135,000	243,000
Income (expense) from change in estimated fair value of embedded derivative liabilities	$ 130,000	$ (165,000)

17. CAPITAL STOCK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Registered shares of common stock sold under equity line of credit
Registered shares of common stock sold	2,256,677	10,000
Registered shares of common stock sold value	$ 259,000	$ 1,000
Convertible promissory notes
Principal amount of convertible promissory notes, including accrued interest, converted into common stock	372,000	350,000
Accrued interest on convertible promissory notes converted into common stock	12,000	13,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	8,415,515	3,046,480
Reserved shares of common stock.
Reserved shares of common stock	46,166,880
SonOfDirectorMember
Restricted shares of common stock issued in consideration for tradable shares of common stock	190,185
Warrants sold to purchase shares of common stock	10,839,752	1,930,035
Proceeds from sale of restricted shares of common stock and warrants	355,000	525,000
Tradable shares received in consideration for restricted shares issued	185,185
Restricted shares of common stock sold	5,557,375	1,930,035
Frank J. Adipietro
Restricted shares of common stock sold	551,281
Restricted shares of common stock value	35,000
Convertible promissory notes
Principal amount of convertible notes to related parties converted to restricted shares of common stock	50,000	150,000
Accrued interest on convertible promissory notes converted into common stock	7,000	38,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	639,939	1,100,922
Reserved shares of common stock.
Issuance of deferred award of restricted shares of common stock	240,000
Richard W. Evans [Member]
Restricted shares of common stock sold		200,000
Restricted shares of common stock value		50,000
Convertible promissory notes
Principal amount of convertible notes to related parties converted to restricted shares of common stock	120,000	100,000
Accrued interest on promissory notes to related parties converted to restricted shares of common stock		31,000
Restricted shares of common stock issued upon conversion of convertible promissory notes	2,000,000	768,848
Reserved shares of common stock.
Issuance of deferred award of restricted shares of common stock	1,100,000
George J. Coates [Member]
Restricted shares of common stock value	1,674,000	87,000
Convertible promissory notes
Principal amount of convertible promissory notes held by The Coates Trust, including accrued interest, converted into common stock		198,000
Restricted shares of common stock cancelled	18,593,313
Reserved shares of common stock.
Series A Preferred Stock issued under anti-dilution arrangements		8,882
Compensatory stock award of shares of Series A Preferred Stock		50,000
Aggregate additional votes		588,820,000
Series A Preferred Stock awarded under anti-dilution arrangements and compensatory stock award - value		$ 147,000
Restricted shares of common stock awarded under anti-dilution arrangements and grant of stock award	20,275,046
Minimum [Member]
Warrants exercise price	$ 0.045	$ 0.25
Maximum [Member]
Warrants exercise price	$ 0.12	$ 0.35

18. UNEARNED REVENUE (Details Narrative) (USD $)	Dec. 31, 2012
Unearned Revenue Details Narrative
Non-refundable deposits	$ 19,000

19. SUBLICENSING FEE REVENUE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sublicensing Fee Revenue Details Narrative
Sublicensing revenue	$ 19,000	$ 14,000

21. INCOME (LOSS) PER SHARE (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Loss Per Share Details Narrative
Common stock, potentially issuable	36,658,370	13,053,057
Convertible promissory notes outstanding	$ 120,000	$ 235,000

22. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCK OPTIONS
Exercise price range per share beginning minimum	$ 0.25	$ 0.44
Exercise price range per share granted minimum	$ 0.06	$ 0.24
Exercise price range per share granted maximum	$ 0.06	$ 0.25
Exercise price range Per share vested minimum	$ 0.24	$ 0.4
Exercise price range Per share vested maximum	$ 0.25	$ 0.44
Exercise price range per share ending minimum	$ 0.06	$ 0.25
Exercise price range per share ending maximum	$ 1	$ 1
Number of stock options outstanding beginning balance	6,090,000	2,290,000
Number of stock options granted	5,607,000	3,800,000
Number of stock options vested	6,090,000	2,290,000
Number of stock options outstanding ending balance	11,697,000	6,090,000
Weighted Average Remaining Contractual Life beginning balance	12 years	12 years
Stock options granted weighted average remaining contractual life minimum	14 years	12 years
Stock options granted weighted average remaining contractual life maximum	15 years	15 years
Stock options vested weighted average remaining contractual life minimum	14 years	11 years
Stock options vested weighted average remaining contractual life maximum	14 years	11 years
Weighted Average Remaining Contractual Life ending balance	14 years	12 years
Number of stock options exercisable beginning balance	2,290,000	1,905,000
Number of stock options granted exercisable Minimum
Number of stock options granted exercisable Maximum
Number of stock options Vested exercisable	3,800,000	285,000
Number of stock options exercisable ending balance	6,090,000	2,290,000
Weighted Average Exercise Price beginning balance	$ 0.32	$ 0.44
Weighted Average Exercise Price granted minimum	$ 0.06	$ 0.24
Weighted Average Exercise Price granted maximum	$ 0.06	$ 0.25
Weighted Average Exercise Price vested minimum	$ 0.24	$ 0.4
Weighted Average Exercise Price vested maximum	$ 0.25	$ 0.44
Weighted Average Exercise Price ending balance	$ 0.19	$ 0.32
Weighted Average Fair Value Per Stock Option at Date of Grant beginning balance	$ 0.28	$ 0.36
Weighted Average Fair Value Per Stock Option at Date of granted minimum	$ 0.06	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of granted maximum	$ 0.06	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of vested minimum	$ 0.24	$ 0.22
Weighted Average Fair Value Per Stock Option at Date of vested minimum	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of Grant ending balance	$ 0.18	$ 0.28

22. STOCK OPTIONS (Details 1)	12 Months Ended
Dec. 31, 2012
Stock Option Plan
Historical stock price volatility minimum	139.00%
Historical stock price volatility maximum	180.00%
Risk-free interest rate minimum	0.21%
Risk-free interest rate maximum	4.64%
Expected life (in years)	4 years
Dividend yield	0.00%

22. STOCK OPTIONS (Details 2) (USD $)	Dec. 31, 2012
10/23/2021 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,000,000
Exercise Price per Share	$ 0.44
10/23/2021 [Member] | Gregory Coates [Member]
Title	Director and President, Technology Division
Number of Shares of Common Stock Underlying Stock Options	500,000
Exercise Price per Share	$ 0.44
11/4/2024 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.43
11/17/2025 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	275,000
Exercise Price per Share	$ 0.4
11/17/2025 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	85,000
Exercise Price per Share	$ 0.4
7/25/2026 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,800,000
Exercise Price per Share	$ 0.25
6/24/2027 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,815,000
Exercise Price per Share	$ 0.06
6/24/2027 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	667,000
Exercise Price per Share	$ 0.06
8/8/2026 [Member] | Gregory Coates [Member]
Title	Director and President, Technology Division
Number of Shares of Common Stock Underlying Stock Options	1,800,000
Exercise Price per Share	$ 0.24
10/18/2021 [Member] | Barry C. Kaye [Member]
Title	Director, Treasurer and Chief Financial Officer
Number of Shares of Common Stock Underlying Stock Options	125,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Dr. Michael J. Suchar [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Richard Whitworth [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
11/3/2024 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.43
12/27/2024 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.39
2/15/2026 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	200,000
Exercise Price per Share	$ 0.25
6/20/2027 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	3,125,000
Exercise Price per Share	$ 0.06
  4/4/2022 [Member] | William Wolf. Esq. [Member]
Title	Outside General Counsel
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 10/7/2015 [Member] | Company Supplier [Member]
Title	Company Supplier
Number of Shares of Common Stock Underlying Stock Options	30,000
Exercise Price per Share	$ 1

22. STOCK OPTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options Details Narrative
Estimated fair value of stock options granted	$ 358,000	$ 917,000
Stock option, granted	5,607,000	3,800,000
Estimated fair value of stock options vested	917,000	75,000
Compensation cost related to nonvested stock options	179,000
Non-cash share based compensation expense	714,000	432,000
Research and development expenses	229,000	144,000
Inventory expense	0	3,000
General and administrative expense	$ 485,000	$ 285,000

23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Agreement With Dutchess Funds Details Narrative
Sales of shares of common stock under equity line of credit	2,256,677	10,000
Proceeds from sales of shares of common stock under equity line of credit	$ 259,000	$ 1,000

26. INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Current deferred tax asset - inventory reserve	$ 195,000	$ 100,000
Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000
Imputed interest related to convertible promissory notes		11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets

26. INCOME TAXES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Federal tax provision (benefit) at the statutory rate	34.00%	34.00%
State income tax provision (benefit), net of federal benefit	(2.70%)	(2.60%)
Net change in net operating loss carryforwards	(16.60%)	23.40%
Stock-based compensation expense	(15.60%)	(13.80%)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.90%	(2.20%)
Provision for slow-moving and obsolete inventory	(2.10%)
Accrued interest not deductible for tax return purposes	(1.20%)	(0.70%)
Accrued liabilities not deductible for tax return purposes	(1.10%)	(1.20%)
Total	(2.40%)	36.90%
Valuation allowance	2.40%	(36.90%)
Effective tax rate	0.00%	0.00%

26. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Federal tax provision (benefit) at the statutory rate	34.00%	34.00%
Net operating loss carryforwards used to reduce future federal taxable income	$ 15,677,000
Net operating loss carryforwards used to reduce future state taxable income	8,274,000
Valuation allowance increased by	1,470,000
Valuation allowance decreased by		$ (940,000)
Operating loss carryforwards, Expiration Dates	Expiring between 2013 and 2032
Operating loss carryforwards state taxable income, Expiration Dates	Expiring between 2013 and 2032

27. RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
George J. Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	$ 277,000	$ 299,000
Gregory Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	173,000	189,000
Bernadette Coates [Member]
RELATED PARTY TRANSACTIONS
Compensation and benefits	$ 77,000	$ 81,000

27. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest accrued but not paid on outstanding promissory notes to related parties	$ 99,000
George J. Coates [Member]
Restricted shares of common stock award	20,275,046
Shares of common stock initially issued	18,593,313
Estimated fair value	1,674,000
Stock options number	1,815,000	1,800,000
Stock option exercise prices	$ 0.06	$ 0.25
Estimated fair values of stock options	116,000	450,000
Restricted shares of common stock award which have not been issued		620,000
The estimated fair value of shares including related income taxes		130,000
Gregory Coates [Member]
Stock options number		1,800,000
Stock option exercise prices		$ 0.24
Estimated fair values of stock options		432,000
Barry C. Kaye [Member]
Consulting fees	67,000	104,000
Consulting fees deferred earning	47,000
Series A Preferred Stock [Member] | George J. Coates [Member]
Restricted shares of Series A Preferred Stock		58,882
Estimated fair value		$ 143,000
Shares issued pursuant to an anti-dilution arrangement		8,882
Shares issued for a compensatory stock award		50,000

28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation payable	$ 1,912,000
Mortgage loan payable	1,575,000	1,630,000
Promissory notes to related parties	507,000
Convertible promissory notes	120,000	235,000
Maturity of 10% promissory notes	10,000	10,000
Total	4,124,000
Amount due within 2013 [Member]
Deferred compensation payable	1,912,000
Mortgage loan payable	1,575,000
Promissory notes to related parties	507,000
Convertible promissory notes	120,000
Maturity of 10% promissory notes	10,000
Total	$ 4,124,000

28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Details Narrative) (USD $)	Dec. 31, 2012
Contractual Obligations And Commitments Details Narrative
Total non-cash compensation cost related to nonvested stock options	$ 179,000